As filed with the Securities and Exchange Commission

                                on April 17, 2002

                            Registration No. 33-90208
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 ---------------

                         Post-Effective Amendment No. 10
                                       to
                                    Form S-6
                                 ---------------

              For Registration under the Securities Act Of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2
                                ----------------
           ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
                           (Exact Name of Registrant)
                                ----------------
                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)
                    7315 Wisconsin Avenue Bethesda, MD 20814
                                ----------------
                   Robert-John H. Sands Senior Vice President,
                    Corporate Secretary and General Counsel
                     Acacia National Life Insurance Company
                              7315 Wisconsin Avenue
                               Bethesda, MD 20855
                                -----------------


 Title of Securities Being Registered: Securities of Unit Investment Trust
                                      ------------------------------------

 Approximate Date of Proposed Public offering: As soon as practicable after effective date.

 It is proposed that this filing will become effective:

               ___ Immediately upon filing pursuant to paragraph (b).

               _X_ On May 1, 2002 pursuant to paragraph (b).

               ___ 60 days after filing pursuant to paragraph (a)(1).

               ___ On pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

      ItEM NO. OF
      FORM N-8B-2    CAPTION IN PROSPECTUS

              1      Cover Page
              2      Cover Page
              3      Not Applicable
              4      Distribution of the Policies
              5      Acacia National Variable Life Insurance Separate Account I
              6      Acacia National Variable Life Insurance Separate Account I
              7      Not Required
              8      Not Required
              9      Legal Proceedings
             10      Summary; Addition, Deletion of Substitution of Investments;
                     Policy Benefits; Policy Rights; Payment and Allocation of
                     Premiums; General Provisions; Voting Rights
             11      Summary; The Funds
             12      Summary; The Funds
             13      Summary; The Funds - Charges and Deductions
             14      Summary; Payment and Allocation of Premiums
             15      Summary; Payment and Allocation of Premiums
             16      Summary; The Funds
             17      Summary, Policy Rights
             18      The Funds
             19      General Provisions; Voting Rights
             20      Not Applicable
             21      Summary; Policy Rights, Loan Benefits; General Provisions
             22      Not Applicable
             23      Safekeeping of the Separate Account's Assets
             24      General Provisions
             25      Acacia National Life Insurance Company
             26      Not Applicable
             27      Acacia National Life Insurance Company
             28      Executive Officers and Directors of ANLIC; Acacia National
                     Life Insurance Company
             29      Acacia National Life Insurance Company
             30      Not Applicable
             31      Not Applicable
             32      Not Applicable
             33      Not Applicable
             34      Not Applicable
             35      Not Applicable
             36      Not Required
             37      Not Applicable
             38      Distribution of the Policies
             39      Distribution of the Policies
             40      Distribution of the Policies
             41      Distribution of the Policies

      ItEM NO. OF
      FORM N-8B-2    CAPTION IN PROSPECTUS

             42      Not Applicable
             43      Not Applicable
             44      Cash Value, Payment and Allocation of Premium
             45      Not Applicable
             46      The Funds; Cash Value
             47      The Funds
             48      State Regulation of ANLIC
             49      Not Applicable
             50      The Separate Account
             51      Cover Page; Summary; Policy Benefits; Payment and
                     Allocation of Premiums, Charges and Deductions
             52      Addition, Deletion or Substitution of Investments
             53      Summary; Federal Tax Matters
             54      Not Applicable
             55      Not Applicable
             56      Not Required
             57      Not Required
             58      Not Required
             59      Financial Statements

                                     ACACIA NATIONAL LIFE INSURANCE COMPANY LOGO
PROSPECTUS:  MAY 1, 2002

ALLOCATOR 2000 -
Flexible Premium Variable Universal Life Policy    Acacia National Variable Life
                                                    Insurance Separate Account I
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. Like traditional life insurance policies, an Allocator 2000 Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's cash value. Unlike traditional policies, Allocator 2000 lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you choose one of two Death Benefit options: (1) a level amount, which generally equals the Face Amount of the Policy; or (2) a variable amount that generally equals the Face Amount plus the Policy Account Value. While the Policy remains in force, the Death Benefit will not be less than the maximum of the current Face Amount of the Policy or the Policy Account Value multiplied by the applicable corridor percentage specified in the Policy. The minimum Face Amount is $25,000.

         An Allocator 2000 Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the cash value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.

         The Investment Options available through Allocator 2000 include investment Portfolios from The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck
Worldwide Insurance Trust. Each of these Portfolios has its own investment objective and policies. These are described in the prospectuses for each investment Portfolio which must accompany this Allocator 2000 prospectus. You may also choose to allocate premium payments to the Fixed Account managed by ANLIC.

         An Allocator 2000 Policy will be issued after ANLIC accepts a prospective Policy Owner's application. Allocator 2000 Policies are available to cover individuals between the ages of 0 and 80 at the time of purchase. An Allocator 2000 Policy, once purchased, may generally be canceled until 20 days after the Owner receives the Policy or 45 days after completion of Part I of the application, if later.

         This Allocator 2000 prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of an Allocator 2000 Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

         This prospectus includes a summary of the most important features of the Allocator 2000 Policy, information about ANLIC, a list of the investment Portfolios to which you may allocate premium payments, and a detailed description of the Allocator 2000 Policy. The appendix to the prospectus includes tables designed to illustrate how cash values and Death Benefits may change with the investment experience of the Investment Options.

         This prospectus must be accompanied by a prospectus for each of the investment Portfolios available through Allocator 2000. Although the Allocator 2000 Policy is designed to provide life insurance, an Allocator 2000 Policy is considered to be a security. The purchase of an Allocator 2000 Policy involves investment risk, including the possible loss of principal. For this reason, Allocator 2000 may not be suitable for all individuals. It may not be advantageous to purchase an Allocator 2000 Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another flexible premium variable universal life insurance policy. This Policy may not be available in all states.

         The   Securities   and  Exchange   Commission   maintains  a  web  site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

         NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
              ACACIA NATIONAL LIFE INSURANCE COMPANY (ANLIC, WE, US, OUR)
           Home Office: 7315 Wisconsin Ave., Bethesda, Maryland 20814.
 SERVICE CENTER, P.O. BOX 82579, LINCOLN, NEBRASKA 68501. 1-888-837-6791.
                               WWW.ACACIAGROUP.COM
                               -------------------
--------------------------------------------------------------------------------

Allocator 2000 VUL                       1

                                TABLE OF CONTENTS
                                                                            PAGE
DefinITIONS...................................................................3
SUMMARY5
Questions and Answers About Your Policy.......................................6
ANLIC and the Variable Account...............................................10
         Acacia National Life Insurance Company..............................10
         The Variable Account................................................10
The Portfolios...............................................................11
         Resolving Material Conflicts........................................12
         Addition, Deletion, or Substitution of Investments..................12
Policy Benefits..............................................................13
         Death Benefits......................................................13
         Change in Face Amount...............................................14
         Duration of the Policy..............................................15
         Payment of Policy Benefits..........................................15
Payment and Allocation of Premiums...........................................16
         Policy Issue........................................................16
         Premiums............................................................16
         Allocation of Premiums and Policy Account Value.....................17
         Transfers...........................................................17
         Policy Lapse and Reinstatement......................................18
Charges and Deductions.......................................................18
         Surrender Charge....................................................18
         Partial Surrender Charge............................................19
         Premium Expense Charges.............................................19
         Policy Account Value Charges........................................19
         Daily Charges Against the Variable Account..........................20
         Investment Advisory Fee.............................................20
         Reduction of Charges................................................20
Policy Rights................................................................20
         Loan Privileges.....................................................20
         Surrender Privileges................................................21
         Partial Surrender...................................................22
Examination of the Policy Privilege ("Free Look")............................22
General Account..............................................................22
         General Description.................................................22
         The Policy..........................................................22
         General Account Value...............................................22
General Policy Provisions....................................................23
         Postponement of Payments............................................23
         The Contract........................................................23
         Suicide.............................................................23
         Incontestability....................................................23
         Change of Owner or Beneficiary......................................23
         Collateral Assignment...............................................23
         Misstatement of Age or Sex..........................................23
         Reports and Records.................................................23
         Optional Insurance Benefits.........................................24
Federal Tax Matters..........................................................25
Voting Rights................................................................27
Executive Officers and Directors of ANLIC....................................28
Distribution of the Policies.................................................28
Administration...............................................................29
Policy Reports...............................................................29
State Regulation.............................................................29
Independent Auditors.........................................................30
Legal Matters................................................................30
Additional Information.......................................................30
ILLUSTRATIONS................................................................30
Financial Statements.........................................................30
         Acacia National Variable Life Insurance Separate Account I.......F-I-1
         Acacia National Life Insurance Company .........................F-II-1
Appendix A - Automatic Rebalancing, Model Asset Allocation and
                 DOLLAR cost Averaging Programs.............................A-1

                 The Policy, certain Funds, and/or certain riders are not available in all states.

         THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

Allocator 2000 VUL                       2

                                   DEFINITIONS

ATTAINED AGE - The age of the Insured on the last Policy Anniversary.

BENCHMARK PREMIUM - A monthly premium based on the original Face Amount and any increase made during the first sixty months that the Policy is in force. During the first sixty months that the Policy is in force, the Policy is guaranteed not to lapse provided the sum of the premiums paid equals or exceeds the sum of the scheduled Benchmark Premiums since the Policy Date and any Increase date.

BENEFICIARY - The Beneficiary is designated by the Owner to receive the Death Benefit Proceeds. If changed, the Beneficiary is as shown in the latest change filed with ANLIC. If no Beneficiary survives the Insured, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

CASH SURRENDER VALUE - The Policy Account Value minus any applicable Surrender Charges, minus any outstanding Indebtedness and due charges.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by ANLIC of Satisfactory Proof of Death of the Insured while the Policy is in force. It is equal to:
        1.   The Death Benefit; plus
        2.   Additional life insurance proceeds provided by any riders; minus
        3.   Any Indebtedness; minus
        4. Any Accrued Expense Charges, including the Monthly Deduction for the month of the death of the Insured.

DUE PROOF OF DEATH - One of the following:
        1.   Copy of a certified death certificate.
        2. A copy of a certified decree of a court of competent jurisdiction as to the finding of death.
        3.   A written statement by a medical doctor who attended the Insured.
        4.   Any other proof satisfactory to ANLIC.

FACE AMOUNT - The minimum Death Benefit payable under the Policy so long as the Policy remains in force. The Death Benefit Proceeds will be reduced by any Indebtedness and any due and unpaid charges.

FIXED ACCOUNT - The portion of the Policy Account Value allocated to our General Account.

FREE LOOK PERIOD - The period of time in which the Owner may cancel the Policy and receive a refund of the total premiums paid. The Owner may cancel the Policy within 20 days of receipt of the Policy and free look notice, or 45 days after completion of Part 1 of the application, whichever is later. This provision also applies in the event of an increase in coverage.

GENERAL ACCOUNT - The assets of ANLIC other than those allocated to the Variable Account or any other separate account.

GRACE PERIOD - The 62 days allowed from the mailing of the notice of the start of the Grace Period until the date the Policy will lapse for non payment of premium.

GUARANTEED DEATH BENEFIT PREMIUM (GDBP) - An annual premium listed in the Policy, based on the Insured's age, sex, rate class and amount of insurance coverage at the time of issue. Provided GDBP is paid and the Owner does not elect to take any loans or partial surrenders, the Policy is guaranteed not to lapse before the Insured's age 65 or for ten years from the effective date of coverage, whichever is later.

INDEBTEDNESS - The sum of all unpaid Policy loans and accrued interest on loans.

ISSUE AGE - The Insured's age on the Policy Date.

INSURED - The person upon whose life the Policy is issued.

Allocator 2000 VUL                       3

INVESTMENT OPTIONS - The Fixed Account and the Sub-Accounts that invest in Portfolios described in the Fund prospectuses.

LOAN VALUE - The maximum amount that may be borrowed under the Policy. The Loan Value equals 90% of the Policy's Cash Surrender Value.

MATURITY DATE - The Policy Anniversary following the Insured's 95th birthday.

MONTHLY ANNIVERSARY - The same date in each succeeding month as the Policy Date. For purposes of the Variable Account, whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date.

NET PREMIUM - Premium paid less the Premium Expense Charge.

OWNER - The Policy Owner as defined below.

PLANNED PERIODIC PREMIUM - A scheduled premium of a level amount at a fixed interval over a specified period of time.

POLICY - The Flexible Premium Variable Life Insurance Policy offered by ANLIC and described in this Prospectus.

POLICY ACCOUNT VALUE - The sum of the Policy's values in the Sub-Accounts and the General Account.

POLICY DATE - The date set forth in the Policy that is used to determine Policy years and Policy Months. Policy anniversaries are measured from the Policy Date.

POLICY MONTH - A month beginning on the Monthly Anniversary.

POLICY OWNER (OWNER) - The person so designated in the Application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

PORTFOLIO - A separate investment Portfolio of a mutual fund in which the Variable Account assets are invested.

PREMIUM EXPENSE CHARGE - A charge to cover all premium taxes imposed by the states and any subdivision thereof, which does not necessarily relate to the premium taxes paid for a particular Policy.

SUB-ACCOUNT - A subdivision of the Variable Account. Each Sub-Account invests exclusively in the shares of a specified Portfolio of a Fund.

SURRENDER CHARGE - The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first 9 years that the original Policy coverage is effective and during the first 9 years from the effective date of an increase.

TARGET PREMIUM - An annual premium amount based upon the Face Amount and the Insured's age, sex and risk class that is used to calculate Surrender Charges and agent compensation.

VALUATION DATE - Each regular business day that ANLIC and the New York Stock Exchange are open for business, excluding holidays, and any other day in which there is sufficient trading in the Fund's Portfolio securities to materially affect the value of the assets in the Variable Account.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next succeeding Valuation Date.

VARIABLE ACCOUNT (OR "SEPARATE ACCOUNT") - Acacia National Variable Life Insurance Separate Account I, a separate investment account established by ANLIC to receive and invest the Net Premiums paid under the Policy.

Allocator 2000 VUL                       4

                                     SUMMARY

         The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Indebtedness.

                                DIAGRAM OF POLICY
                    ----------------------------------------
                                PREMIUM PAYMENTS
                       You can vary amount and frequency.
                    -----------------------------------------
                            DEDUCTIONS FROM PREMIUMS
                         Premium Expense Charge - 2.25%
              -----------------------------------------------------
                                   NET PREMIUM
The net premium may be invested in the Fixed Account or in the Separate Account, which offers a variety of Sub-accounts. The Sub-accounts invest in the corresponding portfolios of The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust (collectively, the "Funds").
--------------------------------------------------------------------------------

                      DEDUCTIONS FROM POLICY ACCOUNT VALUE
Monthly Charge for Cost of Insurance and cost of any riders. The charge varies by the face amount of the Policy, the Policy duration and the Issue Age, gender, smoker distinction and risk class of the Insured. (See the Policy Schedule for rates.)

Monthly per Policy charge for administrative expenses:
                Policy Year     Monthly Charge
                -----------     --------------
                1                    $27.00
                2+                   $ 8.00

Daily charge from the Sub-accounts (not deducted from the Fixed Account):
      Mortality and Expense Risk Charge:
                Policy Year      Annual Charge
                -----------      -------------
                   1-15               0.90%
                   16-23              0.85% to 0.50% (reduced by 0.05% annually)
                   24+                0.45%

Fund expense charges, which ranged from 0.30% to 1.61% at the most recent fiscal year end, are also deducted.

Surrender Charge (determined by multiplying the Surrender Charge factor by actual premiums paid up to the Target Premium, computed separately for the initial Face Amount of the Policy and for each increase in the Face Amount):
                  Policy Year         Surrender Charge Factor
                  -----------         -----------------------
                     1-7                   30%
                     8                     20%
                     9                     10%
                     10+                     0%

Partial Surrender Charge: During the Surrender Charge period for the Policy and for each increase in the Face Amount, the partial surrender charge will be the greater of 8% of the amount withdrawn or $25.
--------------------------------------------------------------------------------
                                 LIVING BENEFITS
         You may make partial surrenders, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial surrender. ANLIC allows free transfers between the Investment Options, subject to minimum and maximum transfer amounts.
        You may surrender the Policy at any time for its Cash Surrender Value.

                           RETIREMENT INCOME BENEFITS
     Loans may be available on a more favorable interest rate basis after the fifth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become a taxable distribution.

         You may surrender the Policy or make a partial withdrawal and take values as payments under one or more of six different payment options.

                                 DEATH BENEFITS
         Generally, Death Benefit income is tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the six payment methods available as retirement benefits.

Allocator 2000 VUL                       5

                     QUESTIONS AND ANSWERS ABOUT YOUR POLICY

          This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Allocator 2000 Policy. A sample Policy is available upon request from ANLIC.

WHO IS THE ISSUER OF AN ALLOCATOR 2000 POLICY?
          ANLIC is the issuer of each Allocator 2000 Policy. ANLIC enjoys a rating of A (Excellent) from A.M. Best Company, a firm that analyzes insurance carriers. A stock life insurance company, ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company which is, in turn, a second tier subsidiary of Ameritas Acacia Mutual Holding Company. (See the section on Acacia National Life Insurance Company.)

WHY SHOULD I CONSIDER PURCHASING AN ALLOCATOR 2000 POLICY?
         The primary purpose of an Allocator 2000 Policy is to provide life insurance protection on the Insured named in the Policy. This means that, so long as the Policy is in force, it will provide for:
     - Payment of a Death Benefit, which will never be less than the current Face Amount at the time of the Death of the Insured (See the section on Death Benefits.);
     -    Policy loans (See the section on Loan Privileges.);
     - Partial surrender, and surrender features. (See the sections on Surrender Privileges and Partial Surrenders.)

         An Allocator 2000 Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of an Allocator 2000 Policy will reflect your investment choices over the life of the Policy.

WHAT ARE THE CHARGES ASSOCIATED WITH OWNERSHIP OF AN ALLOCATOR 2000 POLICY?
         SURRENDER CHARGE - Because ANLIC incurs expenses immediately upon the issuance of an Allocator 2000 Policy that are recovered over a period of years, an Allocator 2000 Policy that is surrendered or lapses on or before its 9th
Policy Anniversary is subject to a Surrender Charge. Additional Surrender Charges may apply if you increase the Face Amount of your Allocator 2000 Policy. Because the Surrender Charge may be significant upon early surrender, you should purchase an Allocator 2000 Policy only if you intend to maintain your Allocator 2000 Policy for a substantial period. (See the section on Surrender Charge.)

         PARTIAL SURRENDER CHARGE - During the Surrender Charge period for the Policy and any increase in Face Amount, there will be a charge for a partial surrender equal to 8% of the amount withdrawn or $25, whichever is greater.

         PREMIUM EXPENSE CHARGES - Certain states impose premium and other taxes in connection with insurance policies such as Allocator 2000. ANLIC deducts 2.25% of each premium to cover these charges.

         COST OF INSURANCE - Charges will be deducted monthly against the Policy Account Value to cover the cost of insurance under the Policy. Cost of insurance rates are based on the Insured's sex, Issue Age, Policy duration, Face Amount, and rate class. (See the section on Policy Account Value Charges.)

         ADMINISTRATIVE EXPENSE CHARGE - Charges are deducted to compensate ANLIC for administering each individual Allocator 2000 Policy. These charges equal $27 per month for the first Policy year and $8 each month thereafter.

         MORTALITY AND EXPENSE RISK CHARGE - As compensation for mortality and expense risks assumed in connection with the Policy, ANLIC will deduct a daily Mortality and Expense Risk Charge from the value of the net assets of the Variable Account. For the first 15 years of your Policy, this charge is at the rate of 0.90% annually. Beginning in the 16th Policy year, this charge is reduced by 0.05% annually until it reaches 0.45% annually in Policy year 24; the rate remains level thereafter. No mortality and expense risk charges will be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Variable Account.)

Allocator 2000 VUL                       6

         FUND EXPENSE SUMMARY - In addition to the charges against the Variable Account described just above, management fees and expenses will be assessed by the Fund managers against the amounts invested in the various Portfolios. No Portfolio fees will be assessed against amounts placed in the Fixed Account.

         The following chart shows the expenses charged in the year 2001 by each Sub-Account underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Sub-Account. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.

                                                                                                       Total
      Subaccount's underlying                                                 Total     Waivers     after waivers
      Portfolio Name                       Management  12b-1      Other       Fund        and      and reductions,
                                              Fees      Fees       Fees       Fees    Reductions       if any
ALGER
o        Alger American Growth                0.75%      -         0.06%     0.81%        -            0.81%
o        Alger American MidCap Growth         0.80%      -         0.08%     0.88%        -            0.88%
o        Alger American Small Capitalization  0.85%      -         0.07%     0.92%        -            0.92%

CALVERT PORTFOLIOS(1)
o        CVS Social Balanced                  0.70%      -         0.18%     0.88%        -            0.88%
o        CVS Social International Equity      1.10%      -         0.51%     1.61%        -            1.61%
o        CVS Social Mid Cap Growth            0.90%      -         0.23%     1.13%        -            1.13%
o        CVS Social Money Market              0.50%      -         0.19%(2)  0.69%        -            0.69%
o        CVS Social Small Cap Growth          1.00%      -         0.39%     1.39%        -            1.39%
SCUDDER(3)
o        VIT Equity 500 Index                 0.20%      -         0.11%     0.31%      0.01%          0.30%
o        VIT Small Cap Index                  0.35%      -         0.28%     0.63%      0.18%          0.45%
o        VIT EAFE(R)Equity Index              0.45%      -         0.36%     0.81%      0.16%          0.65%
FIDELITY (SERVICE CLASS 2)
o        VIP Contrafund(R)                    0.58%     0.25%      0.11%     0.94%        -            0.94%(4)
o        VIP Equity-Income                    0.48%     0.25%      0.11%     0.84%        -            0.84%(4)
o        VIP High Income                      0.58%     0.25%      0.15%     0.98%        -            0.98%
NEUBERGER BERMAN
o        AMT Growth                           0.84%       -        0.05%     0.89%        -            0.89%
o        AMT Limited Maturity Bond            0.65%       -        0.08%     0.73%        -            0.73%
o        AMT Partners                         0.82%       -        0.05%     0.87%        -            0.87%
OPPENHEIMERFUNDS
o        Aggressive Growth /VA                0.64%       -        0.04%     0.68%        -            0.84%
o        Capital Appreciation /VA             0.64%       -        0.04%     0.68%        -            0.68%
o        High Income /VA                      0.74%       -        0.05%     0.79%        -            0.79%
o        Main Street Growth & Income /VA      0.68%       -        0.05%     0.73%        -            0.73%
o        Strategic Bond /VA                   0.74%       -        0.05%     0.79%        -            0.79%(5)
TEMPLETON (CLASS 2)
o        Global Asset Allocation              0.61%     0.25%(6)   0.20%     1.06%        -            1.06%
o        Foreign Securities                   0.69%     0.25%(6)   0.22%     1.16%      0.01%          1.15%(7)
VAN ECK
o        Worldwide Hard Assets                1.00%       -        0.18%     1.18%        -            1.18%(8)

(1) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:
                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Money Market                    0.63%
                  CVS Social Small Cap Growth                1.22%

(2)  Expenses have been restated for the upcoming fiscal year.

(3) The investment advisor receives a fee for its services that is a percentage of each fund's average daily net assets. The investment advisor has agreed to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the funds' aggregate average daily net assets. Any differences in amounts are due to rounding.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

Allocator 2000 VUL                       7

(5) OppenheimerFunds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.

(8) Excluding interest expense, the total with expense cap/reimbursement is 1.15%.

       Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

       We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

HOW DOES THE INVESTMENT COMPONENT OF MY ALLOCATOR 2000 POLICY WORK?
         ANLIC has established the Variable Account, which is separate from all other assets of ANLIC, as a vehicle to receive and invest premiums received from Allocator 2000 Policy Owners. The Variable Account is divided into separate Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the investment Portfolios available through Allocator 2000. Each Policy Owner may allocate Net Premiums to one or more Sub-Accounts or to the Fixed Account (which invests in ANLIC's General Account) in the initial application. These allocations may be changed, without charge, by notifying ANLIC's Service Office. The aggregate value of your interests in the Sub-Accounts, the Fixed Account and any amount held in the General Account to secure Indebtedness will represent the Policy Account Value of your Allocator 2000 Policy. (See the section on General Account.)

WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE ALLOCATOR 2000 POLICY?
         The Investment Options available through Allocator 2000 include a variety of investment Portfolios, each of which is a separate series of a mutual fund from: The Alger American Fund ("Alger American"); Calvert Variable Series, Inc. ("Calvert Social"); Deutsche Asset Management VIT Funds ("Deutsche VIT"); Fidelity Variable Insurance Products Funds ("Fidelity"); Franklin Templeton Variable Insurance Products Trust ("Templeton"); Neuberger Berman Advisers Management Trust ("AMT"); Oppenheimer Variable Account Funds ("Oppenheimer Funds"); and Van Eck Worldwide Insurance Trust ("Van Eck"). These Portfolios are listed in the Fund Expense Summary above.

         Details about the investment objectives and policies of each of the available investment Portfolios, including management fees and expenses, appear in the section on "The Portfolios" of this prospectus. Each Portfolio holds its assets separately from the assets of the other Portfolios. In addition to the listed Portfolios, Policy Owners may also elect to allocate Net Premiums to the Fixed Account that is available in most states. (See the section on General Account.)

HOW DOES THE LIFE INSURANCE COMPONENT OF AN ALLOCATOR 2000 POLICY WORK?
         An Allocator 2000 Policy provides for the payment of a minimum Death Benefit upon the death of the Insured. You choose the amount of the minimum Death Benefit at the time your Allocator 2000 Policy is established. However, the actual Death Benefit may vary over the life of your Allocator 2000 Policy, depending on which of the two available coverage options you select.

         If you choose Option A, the Death Benefit will be the current Face Amount of your Allocator 2000 Policy or the applicable percentage of Policy Account Value, whichever is greater. (See the section on Applicable Percentage Table.) If you choose Option B, the Death Benefit will be the current Face
Amount of your Allocator 2000 Policy plus the Policy Account Value of your Allocator 2000 Policy, or if it is higher, the applicable percentage of the Policy Account Value on the date of death. In either case, the applicable percentage is established based on the Attained Age at the death of the Insured.

Allocator 2000 VUL                       8

ARE THERE ANY RISKS INVOLVED IN OWNING AN ALLOCATOR 2000 POLICY?
         Yes. Over the life of your Allocator 2000 Policy, the Sub-Accounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Policy Account Value of your Allocator 2000 Policy and may result in loss of principal. For this reason, the purchase of an Allocator 2000 Policy may not be suitable for all individuals. It may not be advantageous to purchase an Allocator 2000 Policy to replace or augment your existing insurance arrangements.

WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP AN ALLOCATOR 2000 POLICY IN FORCE?
         Like a traditional life insurance policy, an Allocator 2000 Policy requires the payment of premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Allocator 2000 Policy becomes effective.

         The distinction between a traditional life policy and an Allocator 2000 Policy is an Allocator 2000 Policy will not lapse simply because premium payments are not made according to that payment schedule. However, an Allocator 2000 Policy will lapse, even if scheduled premium payments are made, if the Cash Surrender Value of your Allocator 2000 Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Benchmark Premium or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED TO ME?
         Your Allocator 2000 Policy will be issued after a completed application is accepted, and the initial premium payment is received, by ANLIC at its Service Office. ANLIC has contracted with Ameritas Life Insurance Corp. ("ALIC"), having its principal place of business at 5900 "O" Street, Lincoln, Nebraska, for it to provide ANLIC with certain administrative services for the Flexible Premium Variable Life Policies.

         On the Policy Date or when the initial premium is received whichever is later, your initial Net Premium will be allocated to the Money Market Sub-Account. After a fifteen-day period, the Policy Account Value of the Policy will be allocated among the Investment Options according to the instructions in your application. You have the right to examine your Allocator 2000 Policy and return it for a refund for a limited time, even after the Policy Date. (See the section on Examination of the Policy Privilege, Free Look.)

         ANLIC will send premium payment notices to you according to any schedule you select. You may make subsequent premium payments according to the premium schedule you select, although you are not required to do so. When ANLIC receives your Premium Payment at its Service Office, the Net Premium will be allocated to the Investment Options according to your selections. (See the section on Allocation of Premiums and Policy Account Value.)

         As already noted, Allocator 2000 provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Benchmark Premium and/or Guaranteed Death Benefit Premium requirement needed to keep your Allocator 2000 Policy in force; maximum premium limitations established under the Federal tax laws; and the impact that reduced Premium Payments may have on the Cash Surrender Value of your Allocator 2000 Policy. (See the sections on Federal Tax Matters, Premiums, and Surrender Privileges.)

IS THE POLICY ACCOUNT VALUE OF MY ALLOCATOR 2000 POLICY AVAILABLE WITHOUT SURRENDER CHARGES?
     Yes, you may obtain a loan, secured by the Policy Account Value of your Allocator 2000 Policy equal to 90% of the Cash Surrender Value. The Owner may obtain Policy loans at any time the Policy has Loan Value. The minimum loan request ANLIC allows is $1,000. There is an interest rate of 6.45% per year charged for loans when the Policy Account Value is less than the cumulative premiums paid. Otherwise, after the fifth Policy year the loan rate charged will be 4.5% per year for the amount of the loan that equals or is less than the amount that the Policy Account Value exceeds cumulative premiums paid. The interest is due and payable at the end of each Policy Month. Loans and interest may be repaid at any time prior to the Maturity Date. Loans may be taxable transactions. (See the section on Loan Privileges.)

Allocator 2000 VUL                       9

                         ANLIC AND THE VARIABLE ACCOUNT

        ACACIA NATIONAL LIFE INSURANCE COMPANY Acacia National Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the District of Columbia. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"), the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869, and Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887. Ameritas Acacia and its subsidiaries had total "GAAP" (accounting principles generally accepted in the United States of America) assets at December 31, 2001 of over $7.2 billion. Our home office address is 7315 Wisconsin Avenue, Bethesda, Maryland 20814. Our service office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 1 of this prospectus for information on how to contact us.)

       Our business is issuing life insurance and annuities throughout the United States (except Alaska, Maine, New Hampshire and New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering products and services including: individual life insurance, annuities, financial planning, group dental and vision insurance, mutual funds and other investments, banking, retirement plans, 401(k) plans and public financing.

THE VARIABLE ACCOUNT
       Acacia National Variable Life Insurance Separate Account I ("Variable Account") was established by ANLIC as a separate account on January 31, 1995. The Variable Account will receive and invest the Net Premiums paid under this Policy. Net Premiums placed in the Variable Account constitute certain reserves for benefits payable under the Policies, and these are actuarial reserves for future benefits payable under the Policies. In addition, the Variable Account may receive and invest net premiums for other flexible premium variable life insurance policies issued by ANLIC.

       Although the assets of the Variable Account are the property of ANLIC, the Code of the District of Columbia under which the Variable Account was established provides that the assets in the Variable Account attributable to the Policies are generally not chargeable with liabilities arising out of any other business which ANLIC may conduct. The assets of the Variable Account shall, however, be available to cover the liabilities of the General Account of ANLIC to the extent that the Variable Account's assets exceed its liabilities arising under the Policies supported by it. Thus while Owners neither hold legal title to, nor have any beneficial ownership interest in Variable Account assets, because the assets are legally segregated from other assets of ANLIC subject to the claims of creditors, Owners have preferential rights to the ANLIC Variable Account assets.

       The  Variable  Account  is  currently  divided  into  Sub-Accounts.  Each
Sub-Account invests exclusively in shares of a single Portfolio of a Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account of the Variable Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account of the Variable Account or arising out of any other business ANLIC may conduct. Each Sub-Account reinvests all dividends and income and capital gain distributions declared by the Portfolio.

       The Variable Account has been registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration with the Securities and Exchange Commission ("SEC") does not involve supervision of the management or investment practices or policies of the Variable Account or ANLIC by the SEC.

Allocator 2000 VUL                       10

                                 THE PORTFOLIOS

       The Variable Account Sub-account underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

       This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------- ---------------------------------------- --------------------------------------
         Separate Account                       Investment Strategy                    Investment Objective
             Portfolio
-------------------------------------- -------------------------------------------------------------------------------
               ALGER                                     Offered through THE ALGER AMERICAN FUND
                                                          Advised by FRED ALGER MANAGEMENT, INC.
-------------------------------------- -------------------------------------------------------------------------------
ALGER AMERICAN GROWTH                  Common stock of companies with
                                       growth potential and fixed-income        Current Income and long-term capital
                                       securities.                              growth
-------------------------------------- ---------------------------------------- --------------------------------------
ALGER AMERICAN MIDCAP GROWTH           Common stocks of midsize U.S.
                                       companies with promising growth          Long-term capital growth.
                                       potential.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of small, fast-growing
                                       U.S. companies that offer innovative
ALGER AMERICAN SMALL CAPITALIZATION    products, services or technologies       Long-term capital growth.
                                       to a rapidly expanding marketplace.
-------------------------------------- -------------------------------------------------------------------------------
                                             Offered through CALVERT VARIABLE SERIES, INC. CALVERT PORTFOLIOS
         CALVERT PORTFOLIOS                            Advised by CALVERT ASSET MANAGEMENT COMPANY
                                                           (BOTH ARE AMERITAS ACACIA COMPANIES)
-------------------------------------- -------------------------------------------------------------------------------
CVS SOCIAL BALANCED                    Mostly large-cap growth oriented
                                       common stock of U.S. companies, with
                                       some bonds and money market              Income and capital growth through
                                       instruments.                             social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL INTERNATIONAL EQUITY        Common stocks of mid to large cap        High total return through social
                                       companies.                               criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL MID CAP GROWTH              Common stocks of mid size companies.     Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL MONEY MARKET                High quality money market securities.    Current Income through social criteria
                                                                                screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL SMALL CAP GROWTH            Common stocks of small cap companies.    Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- -------------------------------------------------------------------------------
               SCUDDER                             Offered through DEUTSCHE ASSET MANAGEMENT VIT FUNDS
                                                        Advised by DEUTSCHE ASSET MANAGEMENT, INC.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                                                                of the S&P 500 Index, which
VIT EQUITY 500 INDEX                   Common stocks of companies that          emphasizes stocks of large U.S.
                                       comprise the S&P 500 Index.              companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                       Statistically selected sample of the     of the Russell 2000 Small Stock
VIT SMALL CAP INDEX                    securities found in the Russell 2000     Index which emphasizes stocks of
                                       Index.                                   small U.S. companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                                                                of the Morgan Stanley Capital
                                       Stocks and other securities              International EAFE(R)Index, which
VIT EAFE(R)EQUITY INDEX                representative of the EAFE(R)Index as    emphasizes stocks of companies in
                                       a whole.                                 major markets in Europe, Australia
                                                                                and the Far East.
-------------------------------------- -------------------------------------------------------------------------------
     FIDELITY (SERVICE CLASS 2)                Offered through VARIABLE INSURANCE PRODUCTS: SERVICE CLASS 2
                                                   Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
-------------------------------------- -------------------------------------------------------------------------------
VIP CONTRAFUND                         Common stocks of companies whose
                                       value is not fully recognized.           Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP EQUITY-INCOME                      Income producing equity securities.
                                                                                Reasonable income.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yielding fixed-income
VIP HIGH INCOME                        securities, while also considering
                                       growth of capital.                       High level of current income.
-------------------------------------- ---------------------------------------- --------------------------------------
          NEUBERGER BERMAN                     Offered through NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST.
                                                       Advised by NEUBERGER BERMAN MANAGEMENT INC.
-------------------------------------- -------------------------------------------------------------------------------
AMT GROWTH                             Common stocks, often of companies        Long-term capital growth.
                                       that may be temporarily out of favor
                                       in the market.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT LIMITED MATURITY BOND              Fixed and variable rate debt             Current income; secondarily, total
                                       securities.                              return.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT PARTNERS                           Common stocks of mid- to large-cap       Capital growth.
                                       companies.
-------------------------------------- ---------------------------------------- --------------------------------------

Allocator 2000 VUL                       11

-------------------------------------- ---------------------------------------- --------------------------------------
         Separate Account                       Investment Strategy                    Investment Objective
             Portfolio
-------------------------------------- -------------------------------------------------------------------------------
          OPPENHEIMERFUNDS                          Offered through OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                            Advised by OPPENHEIMER FUNDS, INC.
-------------------------------------- -------------------------------------------------------------------------------
AGGRESSIVE GROWTH /VA                  Common stocks of "growth-type"           Capital appreciation.
                                       companies.
-------------------------------------- ---------------------------------------- --------------------------------------
CAPITAL APPRECIATION /VA               Common stocks of well-known              Capital appreciation.
                                       established companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yield fixed-income securities,
                                       including foreign government and
HIGH INCOME /VA                        corporate debt securities, U.S.          Current Income.
                                       government securities, and "junk
                                       bonds."
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity and debt securities,
MAIN STREET GROWTH & INCOME /VA        including small to medium capital        Capital appreciation and current
                                       issuers.                                 income.
-------------------------------------- ---------------------------------------- --------------------------------------
STRATEGIC BOND /VA                     Diversified portfolio of high yield      Current Income.
                                       fixed-income securities, including
                                       foreign government and corporate
                                       debt securities, U.S. government
                                       securities, and "junk bonds."
-------------------------------------- -------------------------------------------------------------------------------
         TEMPLETON (Class 2)               Offered through FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                       Advised by TEMPLETON INVESTMENT COUNSEL, LLC
-------------------------------------- -------------------------------------------------------------------------------
GLOBAL ASSET ALLOCATION                Equity securities of companies in
                                       any country, debt securities of
                                       companies and governments of any
                                       country, and in money market
                                       instruments.                             High total return.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Primarily equity securities of
FOREIGN SECURITIES                     companies located outside the U.S.,
                                       including those in emerging markets.     Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
               VAN ECK                              Offered through VAN ECK WORLDWIDE INSURANCE TRUST.
                                                              Advised by VAN ECK ASSOCIATES.
-------------------------------------- -------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS                  Investing globally, primarily in         Long-term capital appreciation.
                                       securities of companies that derive
                                       most of revenue or profit from
                                       exploration, development, production
                                       or distribution of precious metals,
                                       natural resources, real estate or
                                       commodities.
-------------------------------------- ---------------------------------------- --------------------------------------

RESOLVING MATERIAL CONFLICTS
       The Funds are used as the investment vehicle for variable life insurance policies issued by ANLIC. In addition, the Funds are also available to registered separate accounts of insurance companies other than ANLIC. As a result, there is a possibility that a material conflict may arise between the interest of Owners whose Policies are allocated to the Variable Account and the owners of life insurance policies and variable annuities issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In addition, one or more of the Funds may sell shares to certain retirement plans qualifying under Section 401 of the Code (including cash or deferred arrangements under Section 401(k) of the Code). As a result, there is a possibility that a material conflict may arise between the interests of Owners of policies generally, or certain classes of Owners, and such retirement plans or participants in such retirement plans.

       In the event of a material conflict, ANLIC will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors or Trustees of the Funds intend to monitor events in order to identify any material conflicts that may possibly arise and to determine what action, if any, should be taken in response to those events or conflicts. (See the individual Fund prospectuses for more information.)

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
       ANLIC cannot guarantee that shares of the Portfolios will always be available for investment of premium or for transfers. ANLIC reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase. ANLIC reserves the right to eliminate the shares of any of the Portfolios of the Funds and to substitute shares of another Portfolio of the Funds or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in its judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account. ANLIC will not substitute any shares attributable to an Owner's interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other Portfolios or classes of Policies, or from permitting a conversion between Portfolios or classes of Policies on the basis of requests made by Owners.

       ANLIC also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new series or Portfolio of the Funds, or in shares of another investment company, with a specified

Allocator 2000 VUL                       12
investment objective. New Sub-Accounts may be established when, in the sole discretion of ANLIC, marketing needs or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by ANLIC. ANLIC may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax, or investment conditions warrant.

       In the event of any such substitution or change, ANLIC may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by ANLIC to be in the best interest of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other ANLIC separate accounts.

                                 POLICY BENEFITS

DEATH BENEFITS
       As long as the Policy remains in force (See the section on Policy Lapse and Reinstatement, Lapse.), ANLIC will, upon proof of the Insured's death, pay the Death Benefit Proceeds of a Policy to the named Beneficiary in accordance with the designated Death Benefit option. The Death Benefit will be determined as of the end of the Valuation Period on the date of death, and will not reflect subsequent Variable Account investment performance. The proceeds may be paid in a lump sum or under one or more of the settlement options set forth in the Policy. The Death Benefit Proceeds will be reduced by any Indebtedness and any due and unpaid charges. These proceeds will be increased by any additional insurance provided by rider and by the monthly deduction for the month in which death occurred.

       The Policy provides two Death Benefit options: Death Benefit Option A ("Option A") and Death Benefit Option B ("Option B"). The Owner designates the Death Benefit option in the application. ANLIC guarantees that as long as the Policy remains in force (See the section on Policy Lapse and Reinstatement, Lapse.), under either option, the Death Benefit will never be less than the current Face Amount of the Policy. These proceeds will be reduced by any Indebtedness and any due and unpaid charges. The net amount at risk for Option A will generally be less than the net amount at risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.


      Death Benefit Option A. Pays a Death Benefit equal to the Face Amount
       (Specified Amount) or the Policy Account Value (Accumulation Value) multiplied by the Death Benefit percentage (as illustrated at Point A)
                              whichever is greater.

         Under Option A, the Death Benefit is the current Face Amount of the Policy or, if greater, the applicable percentage of Policy Account Value at the date of death. The applicable percentage is 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained Age over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 95 is 100%. Accordingly, under Option A the Death Benefit will remain level at the Face Amount unless the applicable percentage of Policy Account Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Policy Account Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Policy Account Value, rather than increased insurance coverage, generally should select Option A.

Allocator 2000 VUL                       13

OPTION B.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.


      Death Benefit Option B. Pays a Death Benefit equal to the Face Amount (Specified Amount) plus the Policy Account Value (Accumulation Value)
     or the Policy Account Value multiplied by the Death Benefit percentage, whichever is greater.

         Under Option B, the Death Benefit is equal to the current Face Amount plus the Policy Account Value of the Policy or, if greater, the applicable percentage of the Policy Account Value on the date of death. The applicable percentage is the same as under Option A: 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained Age over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Policy Account Value varies (but will never be less than the Face Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Policy Account Values, generally should select Option B.

         CHANGE IN DEATH BENEFIT OPTION. Generally, the Death Benefit option in effect may be changed at any time by sending ANLIC a written request for change. If the Death Benefit option is changed from Option B to Option A, the Face Amount will be increased by an amount equal to the Policy Account Value on the effective date of change. Changing from Option B to Option A does not require evidence of insurability. The effective date of such a change will be the Monthly Anniversary on or following receipt of the request. A change in the Death Benefit option may affect whether the Policy will be treated as a "modified endowment contract" for federal tax purposes. (See the section on Federal Tax Matters.)

         If the Death Benefit option is changed from Option A to Option B, the Face Amount will be decreased by an amount equal to the Policy Account Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $25,000. Changing from Option A to Option B may require evidence of insurability satisfactory to ANLIC. The effective date of such a change will be the Monthly Anniversary on or following the date the change is approved by ANLIC.

         No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of the Policy Account Value. If, however, prior to or accompanying a change in the Death Benefit option there has been an increase in the Face Amount, the method of calculating the insurance charge may change. (See the section on Charges and Deductions, Cost of Insurance.)

         HOW DEATH BENEFITS MAY VARY IN AMOUNT. As long as the Policy remains in force, ANLIC guarantees that the Death Benefit will never be less than the current Face Amount of the Policy. These proceeds will be reduced by any Indebtedness and any due and unpaid charges. The Death Benefit may, however, vary with the Policy Account Value. Under Option A, the Death Benefit will only vary whenever the Policy Account Value multiplied by the applicable percentage exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals either the Face Amount plus the Policy Account Value or the applicable percentage of Policy Account Value.

CHANGE IN FACE AMOUNT
         Subject to certain limitations, an Owner may increase or decrease the Face Amount of a Policy. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which may affect an Owner's cost of insurance charge. (See the section on Charges and Deductions, Cost of Insurance.) A change in Face Amount may affect whether the Policy is a "modified endowment contract" for federal income tax purposes.
(See the section on Federal Tax Matters.)

        DECREASES. Any decrease in the Face Amount will become effective on the Monthly Anniversary date on or following receipt by ANLIC of a written request. Generally, no decrease in the Face Amount will be permitted during the first
Policy year (other than a decrease indirectly resulting from a partial surrender) but ANLIC may waive this restriction. The Face Amount remaining in force after any requested decrease may not be less than $25,000. If, following the decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law. See the section on Premiums, Premium Limitations, the decrease may be limited (or, if the Policy Owner so elects, the Policy Account Value may be returned to the Owner) to the extent necessary to meet these requirements. For purposes of determining the cost of insurance charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

Allocator 2000 VUL                       14

     1.   The Face Amount provided by the most recent increase;
     2.   The next most  recent  increase  successively;  and
     3.   The Face  Amount  when the  Policy  was  issued.
(See the section on Charges and Deductions, Cost of Insurance.)

         INCREASES. Increases in the Face Amount will be allowed after the first Policy year. For an increase in the Face Amount, you must submit a written supplemental application. ANLIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. The minimum amount of any increase is $25,000. An increase in the Face Amount will also increase Surrender Charges. An increase in the Face Amount during the time either the Benchmark Premium or the Guaranteed Death Benefit Premium is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

DURATION OF THE POLICY
         The duration of the Policy depends upon the Policy's Cash Surrender Value. The Policy will remain in force so long as the Cash Surrender Value is sufficient to pay the monthly deduction. (See the section on Charges and Deductions, Policy Account Value Charges.) Where, however, the Cash Surrender Value is insufficient to pay the monthly deduction or Indebtedness exceeds Policy Account Value, and a Grace Period expires without an adequate payment by the Owner, the Policy will lapse and terminate without value. Special provisions apply if the Owner has paid either the GDBP or Benchmark Premiums. (See the section on Policy Lapse and Reinstatement, Lapse.)

PAYMENT OF POLICY BENEFITS
         Death Benefit Proceeds under the Policy will ordinarily be paid within seven days after ANLIC receives Due Proof of Death. Policy Account Value benefits will ordinarily be paid within seven days of receipt of a written request. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Owner may decide the form in which the benefits will be paid. During the Insured's lifetime, the Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the settlement options described below. These choices are also available if the Policy is surrendered or matures. If no election is made, ANLIC will pay the benefits in a lump sum upon submission of Due Proof of Death.

         When Death Benefit Proceeds are payable in a lump sum, the Beneficiary may select one or more of the settlement options. If Death Benefit Proceeds become payable under a settlement option and the Beneficiary has the right to withdraw the entire amount, the Beneficiary may name and change contingent Beneficiaries.

         SETTLEMENT OPTIONS. Owners and Beneficiaries may elect to have benefits paid in a lump sum or in accordance with a wide variety of settlement options offered under the Policy. Once a settlement option is in effect, there will no longer be value in the Variable Account. ANLIC may make other settlement options available in the future. For additional information concerning these options, see the Policy itself.

          INTEREST FOR LIFE. Interest on the amount retained will be paid during the lifetime of the payee. When the payee dies, the amount held by ANLIC will be paid as agreed.

          INTEREST FOR A FIXED PERIOD. Interest or compound interest will be paid for a fixed period. The fixed period cannot exceed 30 years. At the end of the period the principal amount will be paid as agreed.

          PAYMENTS FOR A FIXED PERIOD. The amount retained plus interest will be paid in equal monthly installments for the period chosen. The period chosen may not exceed 30 years.

          PAYMENTS OF A FIXED AMOUNT. The amount retained plus interest will be paid in equal monthly installments until the fund has been paid in full. The total payments in any year must be at least 5% of the amount retained.

          LIFE INCOME. The amount retained plus interest will be paid in equal installments for the guaranteed payment period elected and continue for the life of the person on whose life the option is based. Guaranteed payment periods may be elected for 10 or 20 years, or the period in which the total payments will equal the amount retained.

          JOINT AND SURVIVOR LIFE INCOME. The amount retained plus interest will be paid during the joint lifetime of two persons and continue during the lifetime of the survivor. Payments are guaranteed for 10 years.

          ADDITIONAL SETTLEMENTS. At the request of the Owner, ANLIC will pay the amount retained in any manner acceptable to the Company.

Allocator 2000 VUL                       15

                       PAYMENT AND ALLOCATION OF PREMIUMS

POLICY ISSUE
         Premiums are payable at ANLIC's Service Office (See the section on Acacia National Life Insurance Company.) or to one of ANLIC's authorized agents. A properly completed application must precede or accompany the initial premium. No coverage will take effect unless:
         1.  The application is approved;
         2.  The first Planned Periodic Premium is paid; and
         3.  The Policy is accepted by the Applicant.
This must be during the lifetime of all persons proposed for insurance. Also, their eligibility and health must remain as described in the application.

         The minimum Face Amount to issue a Policy is $100,000, under ANLIC's current rules. ANLIC reserves the right to revise its rules from time to time to specify a different minimum Face Amount at issue. A Policy will generally be issued only to Insureds 80 years of age or under who supply satisfactory evidence of insurability sufficient to ANLIC. ANLIC may, however, at its sole discretion, issue a Policy to an individual above the age of 80. Acceptance is subject to ANLIC's underwriting rules and ANLIC reserves the right to reject an application for any reason. The Policy Date is the date used to determine Policy years and Policy Months. If a premium is submitted with the application, insurance coverage will begin as of the Policy Date. If a premium is not paid with the application, the Policy Date will ordinarily be approximately 15 days after underwriting approval. Insurance coverage will begin on the later of the Policy Date or the date the premium is received. A Policy Date may also be any other date mutually agreeable to ANLIC and the Owner. ANLIC will allocate Net Premiums on the later of the Policy Date or the date the premium is received. (See the section on Allocation of Premiums and Policy Account Value.)

PREMIUMS
         Subject to certain limitations, an Owner has flexibility in determining the frequency and amount of premiums.

         PREMIUM FLEXIBILITY. Unlike conventional insurance policies, this Policy frees the Owner from the requirement that premiums be paid in accordance with a rigid and inflexible premium schedule. You must pay the first Planned Periodic Premium for coverage to take effect. Thereafter, subject to the minimum and maximum premium limitations described below, an Owner may make unscheduled premium payments at any time in any amount. The Policy, therefore, provides the Owner with the flexibility to vary the frequency and amount of premium payments to reflect changing financial conditions. The level of premium payments is an important factor in determining whether the Policy will be treated as a "modified endowment contract" for federal tax purposes. (See the section on Federal Tax Matters.)

         PLANNED PERIODIC PREMIUMS. Each Owner will determine a Planned Periodic Premium schedule that provides for the payment of a level premium at a fixed interval over a specified period of time. The Owner is not required to pay premiums according to this schedule. Furthermore, the Owner has considerable flexibility to alter the amount, frequency, and the time period over which Planned Periodic Premiums are paid.

         The payment of a Planned Periodic Premium will not guarantee that the Policy remains in force. Instead, the duration of the Policy depends upon the Policy Account Value. Thus, even if the Owner pays Planned Periodic Premiums, the Policy nonetheless will lapse at any time Indebtedness exceeds Policy Account Value or the Cash Surrender Value is insufficient to pay certain monthly charges, and a Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement, Lapse.) Exceptions may occur if the Owner pays an amount equal to or greater than either the scheduled Benchmark Premiums or Guaranteed Death Benefit Premiums.

         BENCHMARK PREMIUMS. When the Owner pays the monthly Benchmark Premiums as stated in the Policy and if the sum of the premiums paid equals or exceeds the sum of the scheduled Benchmark Premiums for the Face Amount and any increase, then the Policy is guaranteed not to lapse during the first five years that the Policy is in force. Payment of only the Benchmark Premium may reduce the flexibility of premium payments.

         GUARANTEED DEATH BENEFIT PREMIUM ("GDBP"). The Owner may also elect to pay a GDBP for the Policy or any increase in coverage. The GDBP stated in the Policy is calculated based on the Face Amount and the Insured's age, sex and rate class at the time coverage is applied for. Provided GDBP is paid and the Owner makes no loans or partial surrenders, the Policy is guaranteed not to lapse before the Insured reaches age 65 or for ten years from the effective date of coverage, whichever is later.

         For all Policies sold in the State of Maryland, all references to the phrases "the Guaranteed Death Benefit" and the "Guaranteed Death Benefit
Premium" are replaced with the phrases "Extended No Lapse Guarantee" and "Extended No Lapse Guarantee Premium." For all Policies sold in the Commonwealth of Massachusetts, the

Allocator 2000 VUL                       16

Guaranteed Death Benefit Premium does not apply.

         PREMIUM LIMITATIONS. In no event may the total amount of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium limitations that are required by federal tax laws. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, ANLIC will only accept that portion of the premium which will make total premiums equal the maximum limitation. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the current maximum premium limitations set forth in the Policy. Every premium payment, whether scheduled or unscheduled, must be at least $25. Premium payments less than this minimum amount will be returned to the Owner.

         PAYMENT OF PREMIUMS. Payments made by the Owner will be treated first as payment of premium, not Indebtedness unless the Owner indicates that the payment should be treated otherwise. Charges will be deducted from each premium payment as stated in the Policy. (See the section on Charges and Deductions, Premium Expense Charges.)

ALLOCATION OF PREMIUMS AND POLICY ACCOUNT VALUE

         NET PREMIUM. The Net Premium equals the premium paid less the Premium Expense Charge. (See the section on Charges and Deductions, Premium Expense Charges.)

         ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Owner may allocate Net Premiums or portions thereof to the Investment Options. The portion of the Net Premium allocated to Sub-Accounts will be allocated initially to the Money Market Portfolio on the Policy Date or the date the first premium is received by ANLIC, whichever is later. After 15 days, the Policy Account Value will be allocated among the Investment Options according to the instructions in your application.

         Net Premiums paid after the expiration of the initial fifteen-day period will be allocated in accordance with the Owner's instructions in the application as of the end of the Valuation Date in which they are received. The minimum percentage of each premium that may be allocated to the Fixed Account or any Sub-Account is 5%; percentages must be in whole numbers. The allocation for future Net Premiums may be changed without charge at any time by providing ANLIC with written notification. No charge is imposed for any reallocations. No more than ten different Sub-Accounts may be chosen to receive premium payments.

         The  value of  amounts  allocated  to  Sub-Accounts  will vary with the investment experience of these Sub-Accounts and the Owner bears the entire investment risk. Owners should periodically review their allocations of premiums and values in light of market conditions and overall estate planning requirements.

TRANSFERS
         TRANSFERS FROM THE GENERAL ACCOUNT. The Owner may ask to transfer value from the General Account, up to a maximum each Policy year of 25% of the General Account value as of the last Policy anniversary date. The minimum amount each that may be transferred is $100. During the first Policy year, the Owner may transfer a maximum of 25% of the General Account value on the transfer date.

         TRANSFERS FROM SUB-ACCOUNTS. The Owner may ask ANLIC to transfer all or part of the amount in one of the Sub-Accounts to another Sub-Account or to the General Account. The minimum amount for such transfer is $50. The transfer will be made as of the date ANLIC receives the written request.

         AUTOMATIC REBALANCING AND DOLLAR COST AVERAGING PROGRAMS. The Owner may also elect from either the Automatic Rebalancing Program or the Dollar Cost Averaging Program by filing a written authorization with ANLIC. ANLIC reserves the right to alter, including the right to assess a charge, or terminate these administrative programs upon 30 days advance written notice.

         Under the Automatic Rebalancing Program, the Owner may have automatic transfers on either a monthly, quarterly, semi-annual or annual basis, to adjust the values among the Sub-Accounts and the General Account to meet the Owner's designated percentage account value proportions the Owner has on file with ANLIC. The allocations are subject to a minimum 5% designated percentage proportion per account.

         Under the Dollar Cost Averaging Program, the Owner may elect to have a specific dollar amount automatically transferred from the Money Market Sub-Account to designated Sub-Accounts on either a monthly, quarterly, semi-annual, or annual basis. The specific dollar amount is subject to a $50 minimum transfer amount pursuant to the Owner's election with a minimum 5% designated percentage proportion per Sub-Account. If the periodic transfer would reduce the value in the Money Market Sub-Account below the specific dollar amount, ANLIC reserves the right to include the entire remaining value to meet the transfer election. ANLIC also reserves the right to establish a minimum Money Market Sub-Account balance before we allow you to elect the program.

Allocator 2000 VUL                       17

         Transfers and adjustments pursuant to these Programs will occur on the Policy's Monthly Anniversary date in the month in which the transaction is to take place or the next succeeding business day if the Monthly Anniversary date falls on a day other than a Valuation Date.

         TELEPHONE AND ELECTRONIC TRANSFER REQUESTS. At the time an application for a Policy is completed, or at any subsequent time, an Owner may request a telephone transfer authorization form. If the form is properly completed and on file with ANLIC, transfers may be made pursuant to telephone instructions, subject to the above terms and the terms of the authorization form. Otherwise, transfer requests must be in writing in a form acceptable to ANLIC. Transfer requests made by telephone are processed upon the date of receipt, if received prior to 4:00 p.m. Eastern Time. ANLIC may, at any time, revoke or modify the transfer privilege. Procedures for making transfers through our website can be accessed at the Internet address stated in the Acacia National Life Insurance Company section of this prospectus.

POLICY LAPSE AND REINSTATEMENT
         LAPSE. Unlike conventional life insurance policies the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Cash Surrender Value is insufficient to cover the monthly deduction and a Grace Period expires without a sufficient payment, unless the Benchmark Premium or Guaranteed Death Benefit provision is in effect. The Grace Period is 62 days from the date ANLIC mails you a notice that the Grace Period has begun. ANLIC will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with ANLIC. The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of 1) monthly deductions plus Premium Expense Charges for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or 2) the premium required under the Benchmark Premium or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Insured dies during the Grace Period, any Indebtedness and past due charges will be deducted from the Death Benefit Proceeds.

        REINSTATEMENT. A lapsed Policy may be reinstated any time within 5 years after the date of lapse and before the Maturity Date by submitting the following items to ANLIC:
          1.   A written application for reinstatement;
          2.   Evidence of insurability satisfactory to ANLIC; and
          3. A premium that, after the deduction of Premium Expense Charges, is large enough to cover the monthly deductions for at least three Policy Months commencing with the effective date of reinstatement for the Policy and any rider benefits.
Any Indebtedness on the date of lapse must be paid at the time of reinstatement.

         Upon approval of the application for reinstatement, the effective date of reinstatement will be the Monthly Anniversary on or prior to the date of approval.

         To the extent permitted under state law, ANLIC may contest the reinstatement of the Policy, and any rider attached, for any statements made in the application for reinstatement, until it has been in force during the lifetime of the Insured for two years from the effective date of reinstatement.

                             CHARGES AND DEDUCTIONS

         Charges will be deducted in connection with the Policy and any optional insurance benefits added by rider to compensate ANLIC for:
          1. Providing the insurance benefits set forth in the Policy and any riders;
          2.   Administering the Policy;
          3. Assuming certain risks in connection with the Policy; and 4. Incurring expenses in distributing the Policy and any riders.
The nature and amount of these charges are described more fully below.

SURRENDER CHARGE
         Surrender Charges will not exceed the maximum charges as specified in the Policy. The Surrender Charge for the original Face Amount is determined by multiplying a Surrender Charge factor by the actual premiums paid up to Target Premium. The Surrender Charge factor depends on the number of years the Policy has been in force, as follows:
                                                   POLICY YEAR
                                      1-7          8          9         10+
                                   ---------- ----------- ---------- ----------
         SURRENDER CHARGE FACTOR      30%         20%        10%         0%
                                   ---------- ----------- ---------- ----------

Allocator 2000 VUL                       18

         Paying less premium may reduce the Surrender Charge but will increase the cost of insurance for the Policy and may cause the Policy to lapse.

         Surrender Charges for any increase in Face Amount will be based solely on the Target Premium associated with the increase as stated in the Policy. The maximum Surrender Charge for an increase in Face Amount is 30% of the Target Premium for the increase during the seven years following the increase, and then declines by 10% per year until it reaches 0% in the tenth year following the increase. Surrender Charges are computed separately for the original Face Amount and each increase in Face Amount, and then combined.

PARTIAL SURRENDER CHARGE
         During the Surrender Charge period for the Policy and any increase, there will be a charge for a partial surrender equal to 8% of the amount withdrawn or $25, whichever is greater. Partial Surrender Charges will reduce the remaining Surrender Charge.

PREMIUM EXPENSE CHARGES
         ANLIC will deduct 2.25% from each premium before allocation to the Investment Options. The deduction represents an amount ANLIC considers necessary to pay all premium taxes imposed by the states and any subdivisions thereof and does not necessarily equal the premium taxes paid by ANLIC for a particular Policy.

POLICY ACCOUNT VALUE CHARGES
         MONTHLY DEDUCTION. On each Monthly Anniversary, a charge will be deducted from the Policy Account Value to compensate ANLIC for administrative expenses and insurance provided. The monthly deduction consists of the cost of insurance, the administrative expense charge, and charges for any optional insurance benefits added by riders. The monthly deduction will be allocated pro-rata among the Investment Options.

         COST OF INSURANCE. Because the cost of insurance depends upon a number of variables, the cost for each Policy Month can vary from month to month. ANLIC will determine the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk for each Policy Month. The net amount at risk for a Policy Month is based on the difference between the Death Benefit and the Policy Account Value on the Monthly Anniversary.

         COST OF INSURANCE RATE. Cost of insurance rates will be based on the Face Amount and the Insured's sex, Issue Age, Policy duration, and rate class. The rates reflect ANLIC's expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. For standard risks, these guaranteed rates are based on the 1980 Commissioners Standard
Ordinary Mortality Table with smoker and non-smoker distinction and the Insured's sex, unless sex-neutral (unisex) rates are required by law. The cost of insurance rates, and payment options for policies issued in Montana and certain other states, or issued in connection with certain employer sponsored arrangements are on a unisex basis. The unisex rates may be higher than those applicable to females and lower than those applicable to males. Any change in the cost of insurance rates will apply to all Insureds of the same Issue Age, sex, rate class, and whose Policies have been in force for the same length of time.

         The cost of insurance rate will also depend on the Face Amount of the Policy. At ANLIC's discretion, a Policy with a Face Amount in excess of $500,000 may incur a lower cost for each thousand dollars of net amount at risk than an otherwise identical Policy with a Face Amount less than that amount. ANLIC may, at its sole discretion, reduce the cost of insurance for other Face Amounts. Because the cost of insurance rate varies with the Face Amount, any increase or decrease in Face Amount, including those resulting from a change in the Death Benefit option and those resulting from partial surrenders, may affect the cost of insurance.

         RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. ANLIC currently places Insureds into standard rate classes or substandard rate classes involving higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance rate than an Insured in a substandard rate class.

         ADMINISTRATIVE EXPENSE CHARGE. As reimbursement for administrative expenses related to the maintenance of each Policy and the Variable Account, ANLIC assesses a charge of $27 per Policy Month during the first Policy Year and $8 per Policy Month thereafter. ANLIC does not anticipate that it will make any profit on this charge.

        OPTIONAL INSURANCE BENEFITS CHARGES. The monthly deduction will include charges for any optional insurance benefits added to the Policy by rider. (See the section on Optional Insurance Benefits.)

Allocator 2000 VUL                       19

DAILY CHARGES AGAINST THE VARIABLE ACCOUNT
         MORTALITY AND EXPENSE RISK CHARGE. ANLIC has developed a new method of calculating mortality and expense charges that it believes is more favorable to Policy Owners. As compensation for mortality and expense risks assumed in connection with the Policy, ANLIC will deduct a daily mortality and expense risk charge from the value of the net assets of the Variable Account. For the first 15 years of your Policy, this charge is at the rate of 0.90% annually (0.0024590% daily). Beginning in the 16th Policy year, this charge is reduced by 0.05% annually until it reaches 0.45% annually (0.0012295% daily) in Policy year 24; the rate remains level thereafter. The daily charge will be deducted from the net asset value of the Variable Account, and therefore the Sub-Accounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No mortality and expense risk charges will be deducted from the amounts in the Fixed Account.

         The mortality risk assumed by ANLIC is that Insureds may live for a shorter time than projected, and that an aggregate amount of Death Benefit Proceeds greater than that projected will be payable. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the limits on administrative charges set in the Policies, which are in excess of the amount necessary to meet expenses currently. If the expenses do not increase to an amount in excess of the limits, ANLIC may profit from this charge. Any shortfall in meeting the distribution expenses will be met from ANLIC's general corporate funds that may include profit from the mortality and expense risk charge. ANLIC also assumes risks with respect to other contingencies, including the pattern of transfers between the Variable Account and the General Account that may cause ANLIC to incur greater costs than anticipated.

        TAXES. Currently no charge is made to the Variable Account for federal income taxes that may be attributable to the Variable Account. ANLIC may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See the section on Federal Tax Matters.)

INVESTMENT ADVISORY FEE
         Policy Owners who choose to allocate Net Premiums to one or more of the Sub-Accounts will also bear a pro rata share of the investment advisory fee paid by each of the investment Portfolios in which the various Sub-Accounts invest. (See the Summary section on Fund Expense Summary.) No such fees are assessed against Net Premiums allocated to the Fixed Account. (See the section on General Account.)

         Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a Portfolio, if a reimbursement occurs, it has the effect of lowering the Portfolio's expense ratio and increasing its total return.

         ANLIC and its affiliates may receive administrative fees from the investment advisers of certain Funds.

REDUCTION OF CHARGES
         ANLIC may reduce monthly administration charges, other charges, and the minimum initial Face Amount in special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to Policy Owners of ANLIC or its affiliates, or sales to employees or clients of subsidiaries and affiliates of Ameritas Acacia Mutual Holding Corporation. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees on an individual basis. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Owners and Owners of all other policies funded by the Variable Account.

                                  POLICY RIGHTS

LOAN PRIVILEGES
         POLICY LOAN. The Owner may borrow money from ANLIC using the Policy as the only security for the loan. The maximum amount that may be borrowed at any time is the Loan Value. The Loan Value equals 90% of the Cash Surrender Value. The minimum loan request ANLIC allows is $1,000. Loans usually are paid within seven days after ANLIC receives a written request. Loans have priority over the claims of any assignee or other person. The loan may be repaid all or in part at any time while the Insured is living. Loans from certain Policies may be taxed as Distributions. (See the section on Federal Tax Matters.)

Allocator 2000 VUL                       20

         INTEREST. ANLIC charges interest on Policy loans at regular and reduced rates. Regular loans will accrue interest at the daily equivalent of 6.45% per year. After the fifth Policy year, you may borrow a limited amount of the Cash Surrender Value at a reduced rate. Reduced rate loans will accrue interest at the daily equivalent of 4.50% per year. The amount available at the reduced loan rate is (1) the Policy Account Value, minus (2) total premiums paid minus any partial surrenders previously taken, and minus (3) any Indebtedness held at a reduced rate. However, this amount may not exceed the maximum loan amount described above. If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate.

         EFFECT OF POLICY LOANS. When a loan is made, Policy Account Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Policy Account Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. If no instructions are given, the amounts will be transferred first from the Fixed Account. Any excess amount will be transferred from the Sub-Accounts in the same proportion that the Policy Account Value in each Sub-Account bears to the Variable Account Value.

         Value in the General Account held as security for the loan will be credited with interest at 4.5% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO THIS VALUE. The interest earned will be credited once each Policy Month. Upon partial repayment of Indebtedness, value in the General Account equal to the amount of repayment will be released as security for the loan, and may be reallocated by the Owner among the Investment Options. Upon full repayment of Indebtedness, the Owner may reallocate all collateral in the General Account to the Investment Options.

         Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy anniversary in the same proportion that Net Premiums are being allocated to the Investment Options at the time.

         INDEBTEDNESS. Indebtedness equals the total of all Policy Loans and accrued interest on Policy loans. If Indebtedness exceeds Policy Account Value less Surrender Charges, ANLIC will notify the Owner and any assignee of record. If a sufficient payment equal to excess Indebtedness is not made to ANLIC within 62 days from the date notice is sent, the Policy will lapse and terminate without value. The Policy, however, may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

         REPAYMENT OF INDEBTEDNESS. Indebtedness may be repaid any time before the Maturity Date. (See the section on Payment of Policy Benefits.) ANLIC will deduct Indebtedness from any amount payable under the Policy. Payments made by the Owner will be treated first as payment of premium and not as repayment of any Indebtedness unless the Owner indicates that the payment should be treated otherwise. Loan repayments are not subject to the Premium Expense Charge.

SURRENDER PRIVILEGES
         The Owner may surrender the Policy for its Cash Surrender Value on any Valuation Date during the lifetime of the Insured by sending a written request to ANLIC. The amount available for surrender is the Cash Surrender Value at the end of the Valuation Period during which the surrender request is received at ANLIC's principal office. The Cash Surrender Value equals the Policy Account Value less the Surrender Charge and Indebtedness. Surrenders from the Variable Account will generally be paid within seven days of receipt of the written request. Postponement of payments may, however, occur in certain circumstances. (See the section on Postponement of Payments.) Surrenders may have adverse tax consequences. (See the section on Federal Tax Matters.)

         A Surrender Charge is imposed if the Policy is surrendered either partially or totally. For partial surrenders, the charge is 8% of the amount withdrawn or $25, whichever is greater, but will never exceed the charges for a total surrender. Decreases do not affect Surrender Charges, since Surrender Charges for coverage associated with the decrease will be taken at the time of Policy lapse or surrender.

         The Policy Surrender Charge is a product of a Surrender Charge factor multiplied by the actual premium paid up to the Target Premium from the Policy Date or the date of any increase in Face Amount, as applicable. The factor varies by the year of surrender measured from the Policy Date or increase date, as applicable. (The Surrender Charge will never exceed the Policy Account Value.) Any charge assessed for a partial surrender will reduce the remaining Surrender Charge dollar for dollar.

PARTIAL SURRENDER
         After the first Policy year, you may partially surrender the Policy on any Valuation Date during the lifetime of the Insured by sending us a written request. The amount of the partial surrender must not exceed the Cash Surrender Value. You may place on file with us a written request for systematic partial surrenders. The partial surrenders may be monthly, quarterly or annually in amounts of no less than $100.

         Unless you request otherwise, the partial surrender will be allocated among the Investment Options in the

Allocator 2000 VUL                       21
same proportion that the Policy's value in each Investment Option bears to the total Policy Account Value in the Investment Options on the Valuation Date we receive the request.

         Any partial surrender will reduce the Policy Account Value by the amount of the partial surrender. The amount of reduction in the Face Amount will be 100% of the amount of the partial surrender for Death Benefit Option A, and no reduction for Death Benefit Option B.

         The Face Amount remaining in force after a partial surrender may not be less than the minimum Face Amount ANLIC allows. Each partial surrender will reduce the Face Amount in the following order:
          1. Each increase, in order, starting with the last increase; and
          2. The Face Amount when the Policy was issued.

         For a partial surrender, the amount paid will be deducted from the Policy Account Value at the end of the Valuation Period during which the request is received.

                EXAMINATION OF THE POLICY PRIVILEGE ("FREE LOOK")

         You may cancel the Policy within 20 days after you receive it or within 45 days of completing Part I of the application, whichever is later. You should mail or deliver the Policy to either our Administrative Service Office (See the section on Acacia National Life Insurance Company.) or the registered representative who sold the Policy. If the Policy is canceled within the Free Look Period, ANLIC will refund the total premium paid. A refund of premium paid by check may be delayed until the check has cleared the Owner's bank. This privilege also applies to an increase for coverage under the Policy. (See the section on Postponement of Payments.)

                                 GENERAL ACCOUNT

         You may allocate Net Premiums and transfer value to the General Account of ANLIC via an allocation to the Fixed Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933, as amended (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the General Account.

GENERAL DESCRIPTION
         The General Account consists of all assets owned by ANLIC other than those in the Variable Account and other separate accounts. Subject to applicable law, ANLIC has sole discretion over the investment of the assets in the General Account.

         You may elect to allocate Net Premiums to the Fixed Account, the Variable Account, or both. You may also transfer value from the Sub-Accounts to the Fixed Account, or from the Fixed Account to the Sub-Accounts. The allocation or transfer of funds to the Fixed Account does not entitle an Owner to share in the investment experience of the General Account. Instead, ANLIC guarantees that value in the Fixed Account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the General Account. Any excess interest rate when declared will remain in effect at least one year.

THE POLICY
         This Prospectus describes a Flexible Premium Variable Life Insurance Policy. This Prospectus is generally intended to serve as a disclosure document for the aspects of the Policy involving the Variable Account. For complete details regarding the General Account, see the Policy itself.

GENERAL ACCOUNT VALUE
         Net Premiums allocated to the General Account via the Fixed Account are credited to the Policy. ANLIC bears the full investment risk for these amounts. ANLIC guarantees that interest credited to the Fixed Account will not be less than 4.5% per year. ANLIC MAY, AT ITS SOLE DISCRETION, CREDIT A HIGHER RATE OF INTEREST, although it is not obligated to credit interest in excess of 4.5% per year, and might not do so. ANY INTEREST CREDITED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED RATE OF 4.5% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF ANLIC. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE OF 4.5% PER YEAR. The value in the Fixed Account will be calculated on each Monthly Anniversary.

         ANLIC guarantees that, at any time prior to the Maturity Date, the value in the Fixed Account will not be less than the amount of the Net Premiums allocated or value transferred to the Fixed Account, plus interest at the rate of 4.5% per year, plus any excess interest which ANLIC credits and any amounts transferred into the Fixed Account, less the sum of all charges allocable to the Fixed Account and any amounts deducted from the Fixed Account in connection with partial surrenders or transfers to the Variable Account.

Allocator 2000 VUL                       22

                            GENERAL POLICY PROVISIONS

POSTPONEMENT OF PAYMENTS

        GENERAL. Payment of any amount upon complete or partial surrender, Policy loan, or benefits payable at death or Maturity may be postponed whenever:
          1. ANLIC or the New York Stock Exchange is closed such as customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
          2. The SEC by order permits postponement for the protection of Owners; or
          3. An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.
Transfers may also be postponed under these circumstances.

         PAYMENT BY CHECK. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Owner's bank.

THE CONTRACT
         The Policy, riders and attached copy of the application and any supplemental applications are the entire contract. Only statements in the application and any supplemental applications can be used to void the Policy or defend a claim. The statements are considered representations and not warranties. Only Officers of ANLIC can agree to change or waive any provisions of the Policy. The change or waiver must be in writing and signed by an officer of ANLIC.

SUICIDE
         In most states, if the Insured, while sane or insane, commits suicide within two years after the Policy Date, ANLIC will pay only the premium received, less any partial surrenders and outstanding Indebtedness. If the Insured, while sane or insane, commits suicide within two years after the effective date of any increase in Face Amount requiring evidence of insurability, ANLIC will not pay the increase but will pay only an amount equal to the monthly deductions previously made for the increase.

INCONTESTABILITY
         ANLIC cannot contest this Policy or any attached rider after it has been in force for two years from its effective date. It cannot contest an increase in Face Amount or in rider face amount after it has been in force for two years from its effective date. Reinstatement of a Policy, and any rider attached to the Policy, may be contested by ANLIC for any statements made in the application for reinstatement any time within two years of the effective date of reinstatement.

CHANGE OF OWNER OR BENEFICIARY
         Generally, as long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to ANLIC. The Policy need not be returned unless requested by ANLIC. The change will take effect as of the date the request is signed, whether or not the Insured is living when the request is received by ANLIC. ANLIC will not, however, be liable for any payment made or action taken before acknowledgment of the request. A change of Owner or Beneficiary may have tax consequences. (See the section on Federal Tax Matters.)

COLLATERAL ASSIGNMENT
         The Policy may be assigned as collateral. ANLIC will not be bound by the assignment until a copy has been received by ANLIC and it assumes no responsibility for determining whether an assignment is valid or the extent of the assignee's interest. An Assignment may have tax consequences. (See the section on Federal Tax Matters.)

MISSTATEMENT OF AGE OR SEX
         If the age or sex of the Insured has been misstated, the benefits will be those which the monthly deductions would have provided for the correct age and sex. If the age of the Insured has been misstated on Policies issued with unisex rates, the benefits will be those which the monthly deductions would have provided for the correct age.

REPORTS AND RECORDS
         ANLIC will maintain all records relating to the Variable Account. ANLIC will mail to Owners, at their last known address of record, any reports required by applicable law or regulation. Each Owner will also be sent an annual and semi-annual report for Portfolios of the Funds that hold or have held Policy value during the reporting period and a list of the portfolio securities held in each Portfolio of the Funds, as required by the 1940 Act.

Allocator 2000 VUL                       23

OPTIONAL INSURANCE BENEFITS
         Subject to certain requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. The cost of any optional insurance benefits will be deducted as part of the monthly deduction. (See the section on Charges and Deductions, Monthly Administration Charge.)

         ACCELERATED DEATH BENEFIT RIDER. Subject to certain terms and conditions, and when available in your state, a reduced Death Benefit will be paid in advance to the Owner of the Policy if the Insured suffers from a terminal illness or injury. There is no charge for this rider but it will be subject to ANLIC's underwriting requirements. If certain requirements are satisfied, however, accelerated Death Benefit Proceeds paid under the Accelerated Death Benefit Rider to a terminally or chronically ill insured individual, as defined in the Code, may not be subject to tax. A qualified tax advisor should be consulted before adding such a rider to a Policy.

         OTHER INSURED RIDER. Provides for level renewable term insurance on the life of any family member. Under the terms of this rider, ANLIC will pay the face amount of the rider to the Beneficiary upon receipt of proof of the other Insured's death. Subject to certain restrictions, the face amount of the rider may be increased or decreased. This rider may also be converted to a new Policy on the family member within 31 days after the Insured's death. Generally, the new Policy must meet the minimum Face Amount requirement, but ANLIC, in its sole discretion, may waive this provision. Additional evidence of insurability will not be required for conversion.

         CHILDREN'S INSURANCE RIDER. Provides for level term insurance on the Insured's children, as defined in the rider. Under the terms of the rider, the Death Benefit will be payable to the named Beneficiary upon the death of any Insured child. Upon receipt of proof of the Insured's death, the rider will continue in force without additional monthly charges.

         GUARANTEED INSURABILITY RIDER. Provides that the Owner can purchase additional insurance at certain future dates without evidence of insurability. Under the terms of the rider the Owner may only increase the Face Amount of the Policy on an option date. An option date falls on the Policy Anniversary following certain birthdates and the Monthly Anniversary following the occurrence of certain events such as marriage of the Insured. Each increase in Face Amount will be subject to the maximum stated in the Policy. No evidence of insurability is required for any increase made under this rider. Increases may have tax consequences. (See the section on Federal Tax Matters.)

         ACCIDENTAL DEATH BENEFIT RIDER. Provides additional insurance if the Insured's death results from accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in a Policy will be paid upon receipt of proof by ANLIC that death resulted directly and independently of all other causes from accidental bodily injury; occurred while the rider was in force; and occurred on or after the rider anniversary following the Insured's 5th birthday. The rider will terminate on the earliest of either the date of lapse, the rider anniversary following the Insured's 70th birthday or the Maturity Date of the Policy.

         LEVEL RENEWABLE TERM RIDER. Provides for level renewable term insurance coverage to increase the Face Amount of the Policy. The Owner may purchase additional insurance on a renewable term basis without evidence of insurability up to Insured's age 70. The rider will terminate on the earliest of either the date of lapse, the rider anniversary following the Insured's 70th birthday, or the Maturity Date of the Policy.

         TOTAL DISABILITY RIDER. Provides for the payment of the total disability amount by ANLIC as premiums while the Owner is disabled. Under the terms of the rider, the total disability amount will be paid as a premium upon receipt of proof adequate to ANLIC that:
          1.   The Insured is totally disabled as defined in the rider;
          2.   The disability commenced while the rider was in force;
          3. The disability began on or after the rider anniversary following the Insured's 15th birthday; and
          4.   Total disability continued without interruption for four months.

         The total disability amount is set forth in the Policy. The amount may, under certain circumstances, be increased. Evidence of insurability will generally be required for any increase. Because the total disability amount is a fixed dollar amount while the monthly deduction varies from month to month, the fixed dollar amount may be more or less than the amount necessary to keep the Policy in force.

         Upon approval of the claim, ANLIC will begin crediting total disability amounts, less Premium Expense Charges, on the Monthly Anniversary after the date disability began. No amount will be credited for a period of more than 12 months before notice of disability is received by ANLIC unless it is shown that notice was given as soon as reasonably possible. ANLIC will continue to credit the net total disability amount while the Insured is totally disabled and the Policy is in force. However, if the disability begins on or after the rider Anniversary after the Insured's 60th birthday, payment will be credited only for the later of two years or until the rider Anniversary after the Insured's 65th birthday.

Allocator 2000 VUL                       24

                               FEDERAL TAX MATTERS

         The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Premium Charge for Taxes.) This discussion is based upon ANLIC's understanding of the relevant laws at the time of filing. You should consult with your counsel or tax advisor for more complete information before a Policy is purchased. ANLIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insured, Policy Owner or Beneficiary may be altered.

         TAXATION OF ANLIC.  ANLIC is taxed as a life  insurance  company  under
Part I of Subchapter L of the Internal Revenue Code of 1986, as amended from time to time (the "Code"). At this time, since the Separate Account is not a separate entity from ANLIC, and its operations form a part of ANLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Policy Account Value of the Policy. ANLIC believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.

         ANLIC does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, ANLIC determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

         ANLIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.

         TAX STATUS OF THE POLICY. The Code Section 7702 includes a definition of a life insurance contract for federal tax purposes, which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Policy Account Value to the Death Benefit. ANLIC believes that the Policy meets the statutory definition of a life insurance contract.

         The Code Section 7702A also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

         Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Face Amount. Should the Policy become a "modified endowment contract" partial withdrawals, full
Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer becomes disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should one deposit excessive premiums during a Policy Year, that portion that is returned by the insurance company within 60 days after the policy anniversary date will reduce the premiums paid to avoid the policy becoming a modified endowment contract. All modified endowment policies issued by ANLIC to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under
Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.

         The Code Section 817(h) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax on gain in

Allocator 2000 VUL                       25
the Policy as it is earned. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

        While Calvert Asset Management Company, an ANLIC affiliate, is the adviser to certain of the portfolios, ANLIC does not have control over any of the Funds or their investments. However, ANLIC believes that the Funds will be operated in compliance with the diversification requirements of the Code. Thus, ANLIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.

         In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, ANLIC reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of Separate Account V or otherwise to qualify the Policy for favorable tax treatment.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal tax purposes.

         TAX TREATMENT OF POLICY PROCEEDS. ANLIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, ANLIC believes that the Death Benefit payable prior to the original Maturity Date will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Policy Account Value under the Policy until its actual Surrender. However there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership or receipt of proceeds
under  a  Policy  depends  on  the   circumstances  of  each  Policy  Owner  and
Beneficiary.

         DISTRIBUTIONS FROM POLICIES THAT ARE NOT "MODIFIED ENDOWMENT CONTRACTS." Distributions (while the Insured is still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued an that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the
Section 7702 defined limits on premiums and Policy Account Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete Surrender or lapse of a Policy that is not a "modified endowment contract," if the amount received plus the amount of any Indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the Policy to the extent the loan is included in gross income of the Policy Owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.

         ANLIC also believes that loans received under a Policy will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.

         Except for policies with respect to a limited number of key persons of an employer (both terms are as defined in the Internal Revenue Code), and subject to applicable interest rate caps and debt limits, the Health Insurance Portability and Accountability Act of 1996 ("HIPAA") generally repeals the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for then existing debt are included in HIPAA. The transitional rules include a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurs over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of this rule. TRA '97 also provides that no deduction is permissible for

Allocator 2000 VUL                       26
premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed policy cash values.

         This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.

         DISTRIBUTIONS FROM POLICIES THAT ARE "MODIFIED ENDOWMENT CONTRACTS." Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.

         The right to exchange the Policy for a flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender or when Maturity Benefits are paid, if the amount received plus any Indebtedness exceeds the total premiums paid (the "basis") that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

         Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.

         YOU SHOULD CONSULT A QUALIFIED TAX AND/OR LEGAL ADVISOR TO OBTAIN COMPLETE INFORMATION ON HOW FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS MAY APPLY TO YOUR TAX SITUATION.

                                  VOTING RIGHTS

         All of the assets held in the Sub-Accounts of the Variable Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. ANLIC is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholder meeting. However, in accordance with its view of present applicable law, ANLIC will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Owner in accordance with instructions received from Owners. Fund shares held in each Sub-Account for which no timely instructions from Owners are received will be voted by ANLIC in the same proportion as those shares in that Sub-Account for which instructions are received.

         Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Sub-Accounts in which their Policy values are allocated. The number of shares held in each Sub-Account attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Owner as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of an Owner for which Owners have no interest, ANLIC will cast votes, for or against any matter, in the same proportion as Owners vote.

         If required by state insurance officials, ANLIC may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Owners, or to approve or disapprove an investment Policy or investment advice of one or more of the Owners. In addition, ANLIC may disregard voting instructions in favor of changes initiated by an Owner or a Fund's Board of Directors provided that ANLIC's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on ANLIC. If ANLIC does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

         Shares of the Portfolios may be offered to variable life insurance and variable annuity separate accounts of

Allocator 2000 VUL                       27
life insurance companies other than ANLIC that are not affiliated with ANLIC. ANLIC understands that shares of these Portfolios also will be voted by such other life insurance companies in accordance with instructions from their Owners invested in such separate accounts. This will dilute the effect of voting instructions of Owners of the Policies.

                    EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC

CHARLES T. NASON, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER*
Vice Chairman of Board and President, Director: Ameritas Acacia Mutual
Holding Company
Vice Chairman of Board and President, Director: Ameritas Holding Company Chairman of the Board and Chief Executive Officer: Acacia Life Insurance Company Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

HALUK ARITURK, PRESIDENT AND CHIEF OPERATING OFFICER, DIRECTOR**
Senior Vice President, Product Management and Administration: Acacia Life Insurance Company
Executive Vice President, Ameritas Acacia Shared Services Center: Ameritas Life Insurance Corp.

JOANN M. MARTIN, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER, DIRECTOR** Senior Vice President, Chief Financial Officer and Corporate Treasurer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company
Senior Vice President and Chief Financial Officer: Acacia Life Insurance Company Senior Vice President - Controller and Chief Financial Officer: Ameritas Life Insurance Corp.
Also serves as officer and /or director of subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

BRIAN J. OWENS, SENIOR VICE PRESIDENT, CAREER DISTRIBUTION*
Senior Vice President, Career Distribution: Acacia Life Insurance Company
Director: The Advisors Group, Inc.

BARRY C. RITTER, SENIOR VICE PRESIDENT AND CHIEF INFORMATION OFFICER** Senior Vice President and Chief Information Officer, Acacia Life Insurance Company
Senior Vice President - Information Services: Ameritas Life Insurance Corp.

ROBERT-JOHN H. SANDS, SENIOR VICE PRESIDENT, GENERAL COUNSEL AND CORPORATE SECRETARY*
Senior Vice President and General Counsel: Ameritas Acacia Mutual Holding
Company
Senior Vice President and General Counsel: Ameritas Holding Company
Senior Vice President, General Counsel and Corporate Secretary: Acacia Life Insurance Company
Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

JANET L. SCHMIDT, SENIOR VICE PRESIDENT, HUMAN RESOURCES*
Senior Vice President and Director of Human Resources: Ameritas Acacia Mutual Holding Company
Senior Vice President and Director of Human Resources: Ameritas Holding Company Senior Vice President, Human Resources: Acacia Life Insurance Company.

RICHARD W. VAUTRAVERS, SENIOR VICE PRESIDENT AND CORPORATE ACTUARY**
Senior Vice President and Corporate Actuary: Ameritas Life Insurance Corp. Senior Vice President and Corporate Actuary: Acacia Life Insurance Company.

WILLIAM W. LESTER, VICE PRESIDENT AND TREASURER**
Treasurer:  Ameritas Life Insurance Corp.
Also serves as officer of subsidiaries of Ameritas Life Insurance Corp. Vice President and Treasurer, Acacia Life Insurance Company.

RENO J. MARTINI, DIRECTOR***
Senior Vice President, Calvert Group, Ltd.

* The principal business address of each person is: Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, MD 20814.
** The principal business address of each person is: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510.
*** The principal business address of each person is: Calvert Group, Ltd., 4550 Montgomery Avenue, Bethesda, MD 20814.


                          DISTRIBUTION OF THE POLICIES

         Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell ANLIC's variable life insurance policies, and who are also registered representatives of The Advisors Group, Inc. ("TAG") or registered representatives of broker-dealers who have Selling Agreements with TAG or registered representatives of broker-dealers who have Selling Agreements with such broker-dealers. TAG, whose address is 7315 Wisconsin Avenue, Bethesda, Maryland 20814, is a registered broker-dealer under the Securities Exchange

Allocator 2000 VUL                       28

Act of 1934 ("1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). TAG is a second tier wholly owned subsidiary of Acacia Life Insurance Company of Washington, D.C. TAG acts as the principal underwriter, as defined in the 1940 Act, of the Policies (as well as other variable life policies and variable annuities) pursuant to an Underwriting Agreement with ANLIC. In 2001, TAG received gross variable universal life compensation of $4,876,679 and retained $7,200 in underwriting fees and $0 in brokerage commissions on ANLIC's variable universal life policies.

         The insurance underwriting and the determination of a proposed Insured's Rate Class and whether to accept or reject an application for a Policy is done by ANLIC. ANLIC will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free Look provision. The Policies are offered and sold only in those states where their sale is lawful.

         Under these selling agreements, ANLIC pays commission to the broker-dealers, which in turn pay commissions to the Registered Representative who sells this Policy. The commission may equal an amount up to 95% of the first year premium paid, up to 20% of premium paid in years 2-4, up to 4.5% of premium paid in years 5-10, and up to 2% of premium paid in years 11 or later. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the fifth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, ANLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered Representatives who meet certain production standards may receive additional compensation.

         ANLIC may reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of ANLIC or any of its affiliates, employees and registered representatives of any broker-dealer that has entered into a sales agreement with ANLIC or TAG and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.

                                 ADMINISTRATION

         ANLIC has contracted with Ameritas Life Insurance Corp. ("ALIC"), having its principal place of business at 5900 "O" Street, Lincoln, Nebraska for it to provide ANLIC with certain administrative services for the Flexible Premium Variable Life Policies. Pursuant to the terms of a Service Agreement, ALIC will act as Record-keeping Service Agent for the policies and riders for an initial term of three years and any subsequent renewals thereof. ALIC, under the guidance and direction of ANLIC, will perform administration functions, including: issuance of policies for reinstatement, term conversion, plan changes and guaranteed insurability options, generation of billing and posting of premium, computation of valuations, calculation of benefits payable, maintenance of administrative controls over all activities, correspondence, and data, and providing management reports to ANLIC.

                                 POLICY REPORTS

         At least once each Policy year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the General Account Value, Indebtedness, the value in each Sub-Account, premiums paid since the last report, charges deducted since the last report, any partial surrenders since the last report, and the current Cash Surrender Value. At the present time, ANLIC plans to send these Policy Statements on a quarterly basis. In addition, a statement will be sent to the Owner showing the status of the Policy following the transfer of amounts from one Sub-Account to another, the taking out of a loan, a repayment of a loan, a partial surrender and the payment of any premiums (excluding those paid by bank draft which has not cleared). The Policy Owner should review the information in these statements carefully. An Owner may request that a similar report be prepared at other times. ANLIC may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

         An Owner will be sent a semi-annual report containing the financial statements of the Funds as required by the 1940 Act.

                                STATE REGULATION

       ANLIC, a stock life insurance company organized under the laws of the District of Columbia, is subject to regulation by the District of Columbia Department of Insurance. In addition, ANLIC is subject to the insurance laws and regulations of states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state (or district) of domicile in determining permissible investments.

Allocator 2000 VUL                       29

                              INDEPENDENT AUDITORS

        The statutory financial statements of ANLIC as of December 31, 2001 and 2000, and for the years then ended, and the financial statements of each of the subaccounts of Acacia National Variable Life Insurance Separate Account I as of December 31, 2001, and for each of the periods in the three year period then ended included in this prospectus have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein (which report on Acacia National Life Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the adoption of the National Association of Insurance Commissioners Codification of Statutory Accounting Practices effective January 1, 2001), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                  LEGAL MATTERS

       All matters of District of Columbia law pertaining to the Policies, including the validity of the Policy and ANLIC's right to issue the Policy under District of Columbia Insurance Law, have been passed upon by Robert-John H. Sands, Senior Vice President and General Counsel of ANLIC.

                             ADDITIONAL INFORMATION

       A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, ANLIC and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                                  ILLUSTRATIONS

     Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's expenses, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask us to provide an illustration based upon your specific situation.

                              FINANCIAL STATEMENTS

       The financial statements of ANLIC which are included in this prospectus should be considered only as bearing on the ability of ANLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.




Allocator 2000 VUL                       30

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Acacia National Variable Life Insurance Separate Account I as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the three year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Acacia National Variable Life Insurance Separate Account I as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-I 1

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc., Calvert Social Portfolios (Calvert):
      CVS Social Money Market Portfolio (Money Market) -
         6,098,007.020 shares at $1.00 per share (cost $6,098,007)                     $  6,098,007
            Dividends Receivable                                                                575
                                                                                    ----------------
              Total                                                                                  $     6,098,582
      CVS Social Balanced Portfolio (Balanced) -
         141,207.755 shares at $1.759 per share (cost $290,627)                                              248,385
      CVS Social Small Cap Growth Portfolio (Small Cap) -
         31,987.627 shares at $14.80 per share (cost $438,617)                                               473,417
      CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         12,982.373 shares at $25.51 per share (cost $372,767)                                               331,182
      CVS Social International Equity Portfolio (International) -
         81,254.014 shares at $12.84 per share (cost $1,398,327)                                           1,043,302
    The Alger American Fund (Alger):
      Alger American Growth Portfolio (Growth) -
         206,542.930 shares at $36.77 per share (cost $9,910,494)                                          7,594,583
      Alger American MidCap Growth Portfolio (MidCap) -
         204,929.848 shares at $17.67 per share (cost $4,878,702)                                          3,621,109
      Alger American Small Capitalization Portfolio (Small Cap) -
         209,344.308 shares at $16.55 per share (cost $6,256,641)                                          3,464,647
    Deutsche Asset Management (Deutsche):
      EAFE Equity Index Fund (EAFE Equity) -
         493,482.816 shares at $8.39 per share (cost $5,573,324)                                           4,140,321
      Equity 500 Index Fund (Equity 500) -
         996,098.872 shares at $11.98 per share (cost $13,994,194)                                        11,933,265
      Small Cap Index Fund (Small Cap) -
         160,460.753 shares at $10.73 per share (cost $1,813,913)                                          1,721,744
    Dreyfus Family of Funds (Dreyfus):
      Stock Index Fund (Stock) -
         80,368.921 shares at $29.36 per share (cost $2,502,043)                                           2,359,633
    Fidelity Variable Insurance Products (Fidelity):
      VIP Equity-Income Portfolio Service Class 2 (Equity-Income SC2) -
         96,772.913 shares at $22.59 per share (cost $2,246,109)                                           2,186,099
      VIP High Income Portfolio Service Class 2 (High Income SC2) -
         4,078.234 shares at $6.36 per share (cost $26,681)                                                   25,937
      VIP Contrafund Portfolio Service Class 2 (Contrafund SC2) -
         18,405.241 shares at $20.00 per share (cost $407,611)                                               368,105
    Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
      Templeton Asset Strategy Fund Class 2 (Asset Strategy) -
         1,761.808 shares at $15.41 per share (cost $29,364)                                                  27,151
      Templeton International Securities Fund Class 2 (Intl. Securities) -
         106,667.731 shares at $11.74 per share (cost $1,642,339)                                          1,252,279

                                     F-I 2

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Neuberger Berman Advisers Management Trust (Neuberger Berman):
      AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
         314,582.232 shares at $13.47 per share (cost $4,163,130)                                    $     4,237,425
      AMT Growth Portfolio (Growth) -
         89,511.205 shares at $11.52 per share (cost $1,786,529)                                           1,031,171
      AMT Partners Portfolio (Partners) -
         177,800.170 shares at $15.10 per share (cost $2,800,134)                                          2,684,783
    Strong Variable Insurance Funds, Inc. (Strong):
      International Stock Fund II Portfolio (International Stock) -
         43,267.945 shares at $7.44 per share (cost $544,066)                                                321,912
      Discovery Fund II Portfolio (Discovery) -
         12,930.990 shares at $10.32 per share (cost $146,618)                                               133,447
    Van Eck Worldwide Insurance Trust (Van Eck):
      Worldwide Hard Assets Fund (Hard Assets) -
         138,522.679 shares at $10.69 per share (cost $1,609,435)                                          1,480,806
    Oppenheimer Variable Account Funds (Oppenheimer):
      Capital Appreciation Fund/VA (Capital Appreciation) -
         93,861.627 shares at $36.58 per share (cost $3,703,430)                                           3,433,460
      Aggressive Growth Fund/VA (Aggressive Growth) -
         81,083.460 shares at $40.72 per share (cost $4,878,145)                                           3,301,718
      Main Street Growth & Income Fund/VA (Growth & Income) -
         250,982.350 shares at $18.99 per share (cost $5,445,245)                                          4,766,155
      High Income Fund/VA (High Income) -
         100,456.221 shares at $8.54 per share (cost $981,053)                                               857,896
      Strategic Bond Fund/VA (Strategic Bond) -
         213,745.381 shares at $4.62 per share (cost $989,523)                                               987,503
                                                                                                    ------------------
    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                   $    70,126,017
                                                                                                    ==================






The accompanying notes are an integral part of these financial statements.

                                     F-I 3

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                         Calvert
                                                                    --------------------------------------------------
                                                                                       Money Market
                                                                    --------------------------------------------------
                                                                          2001           2000              1999
                                                                    ---------------- --------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $    203,612    $    198,385    $     43,128
   Mortality and expense risk charge                                        47,662          28,772           7,218
                                                                     --------------- --------------  -----------------
Net investment income(loss)                                                155,950         169,613          35,910
                                                                     --------------- --------------  -----------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----            ----            ----
   Net realized gain(loss) on sale of fund shares                             ----            ----            ----
                                                                     --------------- --------------  -----------------
Net realized gain(loss)                                                       ----            ----            ----
                                                                     --------------- --------------  -----------------
Change in unrealized appreciation(depreciation)                               ----            ----            ----
                                                                     --------------- --------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                    $    155,950    $    169,613    $     35,910
                                                                     =============== ==============  =================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    155,950    $    169,613    $     35,910
  Net realized gain(loss)                                                     ----            ----            ----
  Net change in unrealized appreciation(depreciation)                         ----            ----            ----
                                                                     --------------- --------------  -----------------
Net increase(decrease) in net assets resulting
  from operations                                                          155,950         169,613          35,910
                                                                     --------------- --------------  -----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    7,976,868       8,694,890       3,312,433
  Subaccounts transfers (including fixed account), net                  (5,673,861)     (4,998,126)     (2,229,825)
  Transfers for policyowner benefits and terminations                     (288,596)        (51,152)        (21,606)
  Policyowner maintenance charges                                         (886,423)       (605,400)       (188,308)
                                                                     --------------- --------------  -----------------
Net increase(decrease) from policyowner transactions                     1,127,988       3,040,212         872,694
                                                                     --------------- --------------  -----------------
Total increase(decrease) in net assets                                   1,283,938       3,209,825         908,604
Net assets at beginning of period                                        4,814,644       1,604,819         696,215
                                                                     --------------- --------------  -----------------
Net assets at end of period                                           $  6,098,582    $  4,814,644    $  1,604,819
                                                                     =============== ==============  =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 4

                                                      Calvert

----------------------------------------------------------------------------------------------------------------------
                         Balanced                                                   Small Cap
----------------------------------------------------------  ---------------------------------------------------------
       2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
   $      9,397        $      4,483         $      7,030       $       ----       $       ----        $         52
          2,049               2,480                1,511              3,328              1,858                 839
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
          7,348               2,003                5,519             (3,328)            (1,858)               (787)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

          4,578               7,915               24,085              8,111              9,726                ----
         (5,613)              8,270               (2,649)             5,036              6,863              (4,159)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
         (1,035)             16,185               21,436             13,147             16,589              (4,159)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

        (24,139)            (25,457)               4,549             27,288             (9,702)             28,136
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

   $    (17,826)       $     (7,269)        $     31,504       $     37,107       $      5,029        $     23,190
=================== ===================  =================  =================  ==================  ==================





   $      7,348        $      2,003         $      5,519       $     (3,328)      $     (1,858)       $       (787)
         (1,035)             16,185               21,436             13,147             16,589              (4,159)
        (24,139)            (25,457)               4,549             27,288             (9,702)             28,136
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
        (17,826)             (7,269)              31,504             37,107              5,029              23,190
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

         62,382              89,422              186,730            125,672             54,847              52,402
        (19,125)           (123,729)              98,123            102,019             82,316              (6,585)
        (10,322)             (2,929)              (5,384)            (2,812)            (1,130)             (1,879)
        (25,473)            (27,395)             (27,472)           (47,860)           (21,956)            (14,350)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
          7,462             (64,631)             251,997            177,019            114,077              29,588
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

        (10,364)            (71,900)             283,501            214,126            119,106              52,778
        258,749             330,649               47,148            259,291            140,185              87,407
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
   $    248,385        $    258,749         $    330,649       $    473,417       $    259,291        $    140,185
=================== ===================  =================  =================  ==================  ==================


                                     F-I 5

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Calvert
                                                                     -------------------------------------------------
                                                                                         Mid Cap
                                                                     -------------------------------------------------
                                                                          2001             2000            1999
                                                                     ---------------  --------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $       ----     $        ----   $       ----
   Mortality and expense risk charge                                         2,303             1,880          1,517
                                                                     ---------------  --------------- ----------------
Net investment income(loss)                                                 (2,303)           (1,880)        (1,517)
                                                                     ---------------  --------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    21,527            16,355         20,944
   Net realized gain(loss) on sale of fund shares                          (12,143)           12,776          2,218
                                                                     ---------------  --------------- ----------------
Net realized gain(loss)                                                      9,384            29,131         23,162
                                                                     ---------------  --------------- ----------------
Change in unrealized appreciation(depreciation)                            (41,389)           (5,708)           762
                                                                     ---------------  --------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                    $    (34,308)    $      21,543   $     22,407
                                                                     ===============  =============== ================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $     (2,303)    $      (1,880)  $     (1,517)
  Net realized gain(loss)                                                    9,384            29,131         23,162
  Net change in unrealized appreciation(depreciation)                      (41,389)           (5,708)           762
                                                                     ---------------  --------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                          (34,308)           21,543         22,407
                                                                     ---------------  --------------- ----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      107,229            75,509        101,787
  Subaccounts transfers (including fixed account), net                      80,632          (123,884)        54,310
  Transfers for policyowner benefits and terminations                       (2,049)           (5,957)        (7,147)
  Policyowner maintenance charges                                          (36,881)          (21,993)       (23,882)
                                                                     ---------------  --------------- ----------------
Net increase(decrease) from policyowner transactions                       148,931           (76,325)       125,068
                                                                     ---------------  --------------- ----------------
Total increase(decrease) in net assets                                     114,623           (54,782)       147,475
Net assets at beginning of period                                          216,559           271,341        123,866
                                                                     ---------------  --------------- ----------------
Net assets at end of period                                           $    331,182     $     216,559   $    271,341
                                                                     ===============  =============== ================

The accompanying notes are an integral part of these financial statements.

                                     F-I 6

                         Calvert                                                      Alger
----------------------------------------------------------  ----------------------------------------------------------
                      International                                                  Growth
----------------------------------------------------------  ---------------------------------------------------------
       2001                2000                1999               2001                2000               1999
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
  $       1,130       $        ----       $          380      $      16,183     $         ----       $       4,285
          9,802               9,876                3,400             60,071             55,136              28,150
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
         (8,672)             (9,876)              (3,020)           (43,888)           (55,136)            (23,865)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

        121,959             115,860               52,658            877,508            826,168             292,559
       (259,273)            (36,359)              (8,460)          (126,416)            88,571              81,160
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
       (137,314)             79,501               44,198            751,092            914,739             373,719
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

       (196,444)           (276,439)             121,998         (1,607,623)        (2,035,612)            801,574
------------------- -------------------  -----------------  -----------------  ------------------  ------------------


  $    (342,430)      $    (206,814)      $      163,176      $    (900,419)    $   (1,176,009)      $   1,151,428
=================== ===================  =================  =================  ==================  ==================





  $      (8,672)      $      (9,876)      $       (3,020)     $     (43,888)    $      (55,136)      $     (23,865)
       (137,314)             79,501               44,198            751,092            914,739             373,719
       (196,444)           (276,439)             121,998         (1,607,623)        (2,035,612)            801,574
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

       (342,430)           (206,814)             163,176           (900,419)        (1,176,009)          1,151,428
------------------- -------------------  -----------------  -----------------  ------------------  ------------------


        346,240             377,965              275,622          2,550,844          2,441,186           1,955,105
       (166,913)            525,552              175,432            383,449            964,260             450,965
        (33,293)             (2,233)             (13,120)          (177,668)          (162,615)           (188,939)
       (110,167)            (95,216)             (55,665)          (933,117)          (701,164)           (464,485)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
         35,867             806,068              382,269          1,823,508          2,541,667           1,752,646
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

       (306,563)            599,254              545,445            923,089          1,365,658           2,904,074
      1,349,865             750,611              205,166          6,671,494          5,305,836           2,401,762
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
  $   1,043,302       $   1,349,865       $      750,611      $   7,594,583     $    6,671,494       $   5,305,836
=================== ===================  =================  =================  ==================  ==================

                                     F-I 7

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                          Alger
                                                                    --------------------------------------------------
                                                                                         MidCap
                                                                    --------------------------------------------------
                                                                         2001             2000             1999
                                                                    ---------------- --------------- -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        ----    $        ----  $         ----
   Mortality and expense risk charge                                        27,466           21,643           9,224
                                                                    ---------------- --------------- -----------------
Net investment income(loss)                                                (27,466)         (21,643)         (9,224)
                                                                    ---------------- --------------- -----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 1,327,709          298,549         152,575
   Net realized gain(loss) on sale of fund shares                          (96,882)          34,522          52,945
                                                                    ---------------- --------------- -----------------
Net realized gain(loss)                                                  1,230,827          333,071         205,520
                                                                    ---------------- --------------- -----------------
Change in unrealized appreciation(depreciation)                         (1,407,724)        (202,596)        204,461
                                                                    ---------------- --------------- -----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (204,363)   $     108,832  $      400,757
                                                                    ================ =============== =================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $     (27,466)   $     (21,643) $       (9,224)
  Net realized gain(loss)                                                1,230,827          333,071         205,520
  Net change in unrealized appreciation(depreciation)                   (1,407,724)        (202,596)        204,461
                                                                    ---------------- --------------- -----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (204,363)         108,832         400,757
                                                                    ---------------- --------------- -----------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    1,101,913          905,057         550,532
  Subaccounts transfers (including fixed account), net                     221,015          492,369         185,564
  Transfers for policyowner benefits and terminations                      (83,695)         (38,938)        (69,838)
  Policyowner maintenance charges                                         (397,899)        (254,867)       (146,353)
                                                                    ---------------- --------------- -----------------
Net increase(decrease) from policyowner transactions                       841,334        1,103,621         519,905
                                                                    ---------------- --------------- -----------------
Total increase(decrease) in net assets                                     636,971        1,212,453         920,662
Net assets at beginning of period                                        2,984,138        1,771,685         851,023
                                                                    ---------------- --------------- -----------------
Net assets at end of period                                          $   3,621,109    $   2,984,138  $    1,771,685
                                                                    ================ =============== =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 8

                            Alger                                                   Deutsche
----------------------------------------------------------  ----------------------------------------------------------
                          Small Cap                                                EAFE Equity
----------------------------------------------------------  --------------------------------------------------------
         2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

  $       1,692       $        ----       $         ----      $        ----      $        ----        $       ----
         28,499              35,162               21,737             31,997             16,347                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
        (26,807)            (35,162)             (21,737)           (31,997)           (16,347)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

           ----           1,539,921              303,027               ----             61,997                ----
       (296,555)             77,506               86,577            (69,611)            (3,811)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
       (296,555)          1,617,427              389,604            (69,611)            58,186                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

       (874,000)         (2,847,397)             817,260           (988,205)          (444,799)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

  $  (1,197,362)      $  (1,265,132)      $    1,185,127      $  (1,089,813)     $    (402,960)       $       ----
=================== ===================  =================  =================  ==================  =================




  $     (26,807)      $     (35,162)      $      (21,737)     $     (31,997)     $     (16,347)       $       ----
       (296,555)          1,617,427              389,604            (69,611)            58,186                ----
       (874,000)         (2,847,397)             817,260           (988,205)          (444,799)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

     (1,197,362)         (1,265,132)           1,185,127         (1,089,813)          (402,960)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------


      1,166,192           1,378,703            1,331,897          1,432,700            852,722                ----
        189,330             143,243              (16,682)           586,667          3,585,468                ----
        (96,892)            (98,068)            (148,848)           (94,544)           (75,786)               ----
       (404,467)           (405,528)            (342,547)          (438,071)          (216,062)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
        854,163           1,018,350              823,820          1,486,752          4,146,342                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

       (343,199)           (246,782)           2,008,947            396,939          3,743,382                ----
      3,807,846           4,054,628            2,045,681          3,743,382               ----                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
  $   3,464,647       $   3,807,846       $    4,054,628      $   4,140,321      $   3,743,382        $       ----
=================== ===================  =================  =================  ==================  =================

                                     F-I 9

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Deutsche
                                                                    --------------------------------------------------
                                                                                       Equity 500
                                                                    --------------------------------------------------
                                                                         2001              2000             1999
                                                                    ----------------  ---------------  ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      99,600     $         137    $     ----
   Mortality and expense risk charge                                        89,155            41,661          ----
                                                                    ----------------  ---------------  ---------------
Net investment income(loss)                                                 10,445           (41,524)         ----
                                                                    ----------------  ---------------  ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    10,381             5,339          ----
   Net realized gain(loss) on sale of fund shares                         (170,001)           (8,541)         ----
                                                                   -----------------  ---------------  ---------------
Net realized gain(loss)                                                   (159,620)           (3,202)         ----
                                                                   -----------------  --------------------------------
Change in unrealized appreciation(depreciation)                         (1,229,176)         (831,753)         ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
   from operations                                                   $  (1,378,351)    $    (876,479)   $     ----
                                                                    ================  ===============  ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      10,445     $     (41,524)   $     ----
  Net realized gain(loss)                                                 (159,620)           (3,202)         ----
  Net change in unrealized appreciation(depreciation)                   (1,229,176)         (831,753)         ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
  from operations                                                       (1,378,351)         (876,479)         ----
                                                                    ----------------  ---------------  ---------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    4,147,315         2,178,153          ----
  Subaccounts transfers (including fixed account), net                   1,184,915         8,855,706          ----
  Transfers for policyowner benefits and terminations                     (224,467)         (104,176)         ----
  Policyowner maintenance charges                                       (1,305,926)         (543,425)         ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) from policyowner transactions                     3,801,837        10,386,258          ----
                                                                    ----------------  ---------------  ---------------
Total increase(decrease) in net assets                                   2,423,486         9,509,779          ----
Net assets at beginning of period                                        9,509,779              ----          ----
                                                                    ----------------  ---------------  ---------------
Net assets at end of period                                          $  11,933,265     $   9,509,779    $     ----
                                                                    ================  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 10

                            Deutsche                                                   Dreyfus
----------------------------------------------------------  ---------------------------------------------------------
                            Small Cap                                                   Stock
----------------------------------------------------------  --------------------------------------------------------
          2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
 $        10,036     $          ----      $          ----    $        29,253    $        68,362     $       111,343
          12,168               5,739                 ----             23,519             72,604              75,772
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
          (2,132)             (5,739)                ----              5,734             (4,242)             35,571
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


          80,796               6,903                 ----             12,549             69,255              98,876
          (6,946)                207                 ----               (371)         2,087,017             359,459
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
          73,850               7,110                 ----             12,178          2,156,272             458,335
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         (29,912)            (62,258)                ----           (433,665)        (2,661,477)          1,476,459
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

 $        41,806     $       (60,887)     $          ----    $      (415,753)   $      (509,447)    $     1,970,365
=================== ===================  =================  ================== ==================  =================




 $        (2,132)    $        (5,739)     $          ----    $         5,734    $        (4,242)    $        35,571
          73,850               7,110                 ----             12,178          2,156,272             458,335
         (29,912)            (62,258)                ----           (433,665)        (2,661,477)          1,476,459
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

          41,806             (60,887)                ----           (415,753)          (509,447)          1,970,365
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         503,277             312,174                 ----               ----          2,047,508           5,583,724
          49,811           1,185,265                 ----           (281,145)       (10,046,756)            898,234
         (29,966)            (21,895)                ----           (153,594)          (449,887)           (395,014)
        (180,873)            (76,968)                ----           (272,001)          (909,251)         (1,375,209)
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
         342,249           1,398,576                 ----           (706,740)        (9,358,386)          4,711,735
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         384,055           1,337,689                 ----         (1,122,493)        (9,867,833)          6,682,100
       1,337,689                ----                 ----          3,482,126         13,349,959           6,667,859
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
 $     1,721,744     $     1,337,689      $          ----    $     2,359,633    $     3,482,126     $    13,349,959
=================== ===================  =================  ================== ==================  =================

                                     F-I 11

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Fidelity
                                                                    --------------------------------------------------

                                                                                    Equity-Income SC2
                                                                    --------------------------------------------------
                                                                         2001              2000             1999
                                                                    ----------------  ---------------  ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      24,820     $        ----    $      ----
   Mortality and expense risk charge                                        14,648             6,750           ----
                                                                    ----------------  ---------------  ---------------
Net investment income(loss)                                                 10,172            (6,750)          ----
                                                                    ----------------  ---------------  ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    71,433              ----           ----
   Net realized gain(loss) on sale of fund shares                           (4,705)            6,238           ----
                                                                    ----------------  ---------------  ---------------
Net realized gain(loss)                                                     66,728             6,238           ----
                                                                    ----------------  ---------------  ---------------
Change in unrealized appreciation(depreciation)                           (175,569)          115,559           ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
   from operations                                                   $     (98,669)    $     115,047    $      ----
                                                                    ================  ===============  ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      10,172     $      (6,750)   $      ----
  Net realized gain(loss)                                                   66,728             6,238           ----
  Net change in unrealized appreciation(depreciation)                     (175,569)          115,559           ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
  from operations                                                          (98,669)          115,047           ----
                                                                    ----------------  ---------------  ---------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      620,831           305,995           ----
  Subaccounts transfers (including fixed account), net                     400,752         1,207,653           ----
  Transfers for policyowner benefits and terminations                      (39,333)          (28,110)          ----
  Policyowner maintenance charges                                         (214,381)          (83,686)          ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) from policyowner transactions                       767,869         1,401,852           ----
                                                                    ----------------  ---------------  ---------------
Total increase(decrease) in net assets                                     669,200         1,516,899           ----
Net assets at beginning of period                                        1,516,899              ----           ----
                                                                    ----------------  ---------------  ---------------
Net assets at end of period                                          $   2,186,099     $   1,516,899    $      ----
                                                                    ================  ===============  ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 12

                                                      Fidelity
----------------------------------------------------------------------------------------------------------------------

                     High Income SC2                                             Contrafund SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
   $        393        $       ----         $       ----       $      2,032       $       ----        $        ----
             94                   7                 ----              2,747              1,131                 ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
            299                  (7)                ----               (715)            (1,131)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

           ----                ----                 ----              7,618               ----                 ----
           (932)                 (2)                ----            (15,584)              (110)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
           (932)                 (2)                ----             (7,966)              (110)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

           (477)               (267)                ----            (29,935)            (9,571)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

   $     (1,110)       $       (276)        $       ----       $    (38,616)      $    (10,812)       $        ----
=================== ===================  =================  ================== ==================  =================


   $        299        $         (7)        $       ----       $       (715)      $     (1,131)       $        ----
           (932)                 (2)                ----             (7,966)              (110)                ----
           (477)               (267)                ----            (29,935)            (9,571)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         (1,110)               (276)                ----            (38,616)           (10,812)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

          4,465               2,112                 ----            117,289             56,121                 ----
         22,265               1,407                 ----             58,887            263,330                 ----
           (644)                 17                 ----             (3,742)            (1,488)                ----
         (2,245)                (54)                ----            (59,065)           (13,799)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
         23,841               3,482                 ----            113,369            304,164                 ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         22,731               3,206                 ----             74,753            293,352                 ----
          3,206                ----                 ----            293,352               ----                 ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
   $     25,937        $      3,206         $       ----       $    368,105       $    293,352        $        ----
=================== ===================  =================  ================== ==================  =================

                                     F-I 13

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                    Franklin Templeton
                                                                     -------------------------------------------------

                                                                                      Asset Strategy
                                                                     -------------------------------------------------
                                                                           2001             2000             1999
                                                                     ---------------  ---------------  ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $      123     $       ----       $     ----
   Mortality and expense risk charge                                           141               55             ----
                                                                     ---------------  ---------------  ---------------
Net investment income(loss)                                                    (18)             (55)            ----
                                                                     ---------------  ---------------  ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       879             ----             ----
   Net realized gain(loss) on sale of fund shares                             (540)             (37)            ----
                                                                     ---------------  ---------------  ---------------
Net realized gain(loss)                                                        339              (37)            ----
                                                                     ---------------  ---------------  ---------------
Change in unrealized appreciation(depreciation)                             (2,022)            (192)            ----
                                                                     ---------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      $   (1,701)    $       (284)      $     ----
                                                                     ===============  ===============  ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $      (18)    $        (55)      $     ----
  Net realized gain(loss)                                                      339              (37)            ----
  Net change in unrealized appreciation(depreciation)                       (2,022)            (192)            ----
                                                                     ---------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
  from operations                                                           (1,701)            (284)            ----
                                                                     ---------------  ---------------  ---------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                        9,577            2,185             ----
  Subaccounts transfers (including fixed account), net                       7,322           13,973             ----
  Transfers for policyowner benefits and terminations                          333               (1)            ----
  Policyowner maintenance charges                                           (2,719)          (1,534)            ----
                                                                     ---------------  ---------------  ---------------
Net increase(decrease) from policyowner transactions                        14,513           14,623             ----
                                                                     ---------------  ---------------  ---------------

Total increase(decrease) in net assets                                      12,812           14,339             ----
Net assets at beginning of period                                           14,339             ----             ----
                                                                     ---------------  ---------------  ---------------
Net assets at end of period                                             $   27,151     $     14,339       $     ----
                                                                     ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements.



                                     F-I 14




                   Franklin Templeton                                            Neuberger Berman
----------------------------------------------------------   ---------------------------------------------------------
                    Intl. Securities                                          Limited Maturity Bond
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000               1999
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

   $      29,559       $        ----        $        ----    $       198,893      $     238,208     $      132,944
           8,970               3,385                 ----             31,285             28,363             20,050
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
          20,589              (3,385)                ----            167,608            209,845            112,894
------------------- -------------------  -----------------  -----------------  ------------------ ------------------


         232,479                ----                 ----               ----               ----               ----
         (21,404)            (13,966)                ----               (456)           (75,521)            51,857
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
         211,075             (13,966)                ----               (456)           (75,521)            51,857
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

        (413,096)             23,035                 ----            100,225             49,468            (82,756)
------------------- -------------------  -----------------  -----------------  ------------------ ------------------


   $    (181,432)      $       5,684        $        ----    $       267,377      $     183,792     $       81,995
=================== ===================  =================  =================  ================== ==================





   $      20,589       $      (3,385)       $        ----    $       167,608      $     209,845     $      112,894
         211,075             (13,966)                ----               (456)           (75,521)            51,857
        (413,096)             23,035                 ----            100,225             49,468            (82,756)
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

        (181,432)              5,684                 ----            267,377            183,792             81,995
------------------- -------------------  -----------------  -----------------  ------------------ ------------------


         497,445             256,776                 ----            984,947            922,089          1,357,537
         217,072             687,651                 ----            379,664           (720,745)           236,742
         (19,511)               (391)                ----            (54,357)          (131,915)          (222,590)
        (161,075)            (49,940)                ----           (417,517)          (316,662)          (345,759)
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
         533,931             894,096                 ----            892,737           (247,233)         1,025,930
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

         352,499             899,780                 ----          1,160,114            (63,441)         1,107,925
         899,780                ----                 ----          3,077,311          3,140,752          2,032,827
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
   $   1,252,279       $     899,780        $        ----    $     4,237,425      $   3,077,311     $    3,140,752
=================== ===================  =================  =================  ================== ==================

                                     F-I 15

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                    Neuberger Berman
                                                                    --------------------------------------------------

                                                                                         Growth
                                                                    --------------------------------------------------
                                                                          2001            2000              1999
                                                                    --------------- ---------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        ----   $        ----    $        ----
   Mortality and expense risk charge                                         9,147          17,949           14,860
                                                                    --------------- ---------------  -----------------
Net investment income(loss)                                                 (9,147)        (17,949)         (14,860)
                                                                    --------------- ---------------  -----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   523,868         229,405           88,404
   Net realized gain(loss) on sale of fund shares                         (131,327)        514,430           73,712
                                                                    --------------- ---------------  -----------------
Net realized gain(loss)                                                    392,541         743,835          162,116
                                                                    --------------- ---------------  -----------------
Change in unrealized appreciation(depreciation)                           (793,884)       (749,692)         783,513
                                                                    --------------- ---------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (410,490)  $     (23,806)   $     930,769
                                                                    =============== ===============  =================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      (9,147)  $     (17,949)   $     (14,860)
  Net realized gain(loss)                                                  392,541         743,835          162,116
  Net change in unrealized appreciation(depreciation)                     (793,884)       (749,692)         783,513
                                                                    --------------- ---------------  -----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (410,490)        (23,806)         930,769
                                                                    --------------- ---------------  -----------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      340,469         492,802          843,329
  Subaccounts transfers (including fixed account), net                     (12,986)     (1,638,033)        (232,991)
  Transfers for policyowner benefits and terminations                      (36,938)        (83,339)        (135,978)
  Policyowner maintenance charges                                         (140,119)       (178,535)        (231,062)
                                                                    --------------- ---------------  -----------------
Net increase(decrease) from policyowner transactions                       150,426      (1,407,105)         243,298
                                                                    --------------- ---------------  -----------------
Total increase(decrease) in net assets                                    (260,064)     (1,430,911)       1,174,067
Net assets at beginning of period                                        1,291,235       2,722,146        1,548,079
                                                                    --------------- ---------------  -----------------
Net assets at end of period                                          $   1,031,171   $   1,291,235    $   2,722,146
                                                                    =============== ===============  =================


The accompanying notes are an integral part of these financial statements.

                                     F-I 16

                    Neuberger Berman                                                 Strong
----------------------------------------------------------  ---------------------------------------------------------

                        Partners                                              International Stock
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


 $        8,803      $         ----       $         ----     $         ----     $         ----      $       11,187
         20,667              10,338                 ----              3,352             23,251              25,477
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
        (11,864)            (10,338)                ----             (3,352)           (23,251)            (14,290)
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


         83,628                ----                 ----             15,051               ----                ----
        (12,511)             (1,360)                ----            (61,036)         1,296,764             137,687
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
         71,117              (1,360)                ----            (45,985)         1,296,764             137,687
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

       (135,214)             19,863                 ----            (61,108)        (2,099,814)          2,257,555
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


 $      (75,961)     $        8,165       $         ----     $     (110,445)    $     (826,301)     $    2,380,952
=================== ===================  =================  ================== ==================  =================





 $      (11,864)     $      (10,338)      $         ----     $       (3,352)    $      (23,251)     $      (14,290)
         71,117              (1,360)                ----            (45,985)         1,296,764             137,687
       (135,214)             19,863                 ----            (61,108)        (2,099,814)          2,257,555
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

        (75,961)              8,165                 ----           (110,445)          (826,301)          2,380,952
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


        793,428             487,941                 ----               ----            574,829           1,472,744
        (52,896)          2,040,716                 ----            (36,542)        (4,047,041)           (627,558)
        (60,623)            (45,438)                ----            (25,037)           (67,105)           (141,217)
       (280,802)           (129,747)                ----            (29,758)          (210,410)           (398,104)
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
        399,107           2,353,472                 ----            (91,337)        (3,749,727)            305,865
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

        323,146           2,361,637                 ----           (201,782)        (4,576,028)          2,686,817
      2,361,637                ----                 ----            523,694          5,099,722           2,412,905
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
 $    2,684,783      $    2,361,637       $         ----     $      321,912     $      523,694      $    5,099,722
=================== ===================  =================  ================== ==================  =================

                                     F-I 17

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                         Strong
                                                                     ------------------------------------------------

                                                                                        Discovery
                                                                     ------------------------------------------------
                                                                          2001             2000            1999
                                                                     ---------------  ---------------  --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $      1,004      $       ----    $      ----
   Mortality and expense risk charge                                         1,308             2,658          2,621
                                                                     ---------------  ---------------  --------------
Net investment income(loss)                                                   (304)           (2,658)        (2,621)
                                                                     ---------------  ---------------  --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    25,952              ----         44,830
   Net realized gain(loss) on sale of fund shares                             (751)           25,272            998
                                                                     ---------------  ---------------  --------------
Net realized gain(loss)                                                     25,201            25,272         45,828
                                                                     ---------------  ---------------  --------------
Change in unrealized appreciation(depreciation)                            (21,266)            5,902        (16,055)
                                                                     ---------------  ---------------  --------------
Net increase(decrease) in net assets resulting
   from operations                                                    $      3,631      $     28,516    $    27,152
                                                                     ===============  ===============  ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $       (304)     $     (2,658)   $    (2,621)
  Net realized gain(loss)                                                   25,201            25,272         45,828
  Net change in unrealized appreciation(depreciation)                      (21,266)            5,902        (16,055)
                                                                     ---------------  ---------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                            3,631            28,516         27,152
                                                                     ---------------  ---------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                         ----            40,478        115,701
  Subaccounts transfers (including fixed account), net                     (61,036)         (253,551)       (10,610)
  Transfers for policyowner benefits and terminations                       (2,734)           (7,435)       (18,872)
  Policyowner maintenance charges                                          (11,087)          (21,446)       (31,618)
                                                                     ---------------  ---------------  --------------
Net increase(decrease) from policyowner transactions                       (74,857)         (241,954)        54,601
                                                                     ---------------  ---------------  --------------
Total increase(decrease) in net assets                                     (71,226)         (213,438)        81,753
Net assets at beginning of period                                          204,673           418,111        336,358
                                                                     ---------------  ---------------  --------------
Net assets at end of period                                           $    133,447      $    204,673    $   418,111
                                                                     ===============  ===============  ==============


The accompanying notes are an integral part of these financial statements.

                                     F-I 18

                         Van Eck                                                  Oppenheimer
----------------------------------------------------------  ---------------------------------------------------------

                       Hard Assets                                            Capital Appreciation
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999                2001                2000              1999
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

 $        15,390     $        12,083      $        9,610     $         19,614     $         6,267    $        9,060
          11,575              10,805               6,153               27,359              34,180            20,639
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
           3,815               1,278               3,457               (7,745)            (27,913)          (11,579)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------


            ----                ----                ----              294,335             334,438            99,521
          (3,133)             (9,671)            (26,278)             (10,094)            664,207          (394,074)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
          (3,133)             (9,671)            (26,278)             284,241             998,645          (294,553)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

        (155,343)            150,114             190,525             (725,203)           (843,031)        1,029,043
------------------- -------------------  -----------------  -------------------  ------------------ ----------------


 $      (154,661)    $       141,721      $      167,704     $       (448,707)    $       127,701    $      722,911
=================== ===================  =================  ===================  ================== ================





 $         3,815     $         1,278      $        3,457     $         (7,745)    $       (27,913)   $      (11,579)
          (3,133)             (9,671)            (26,278)             284,241             998,645          (294,553)
        (155,343)            150,114             190,525             (725,203)           (843,031)        1,029,043
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

        (154,661)            141,721             167,704             (448,707)            127,701           722,911
------------------- -------------------  -----------------  -------------------  ------------------ ----------------


         430,546             397,496             408,407            1,007,956           1,462,807         1,853,054
         (10,631)             (3,659)             48,468              258,874          (2,327,967)          107,893
         (42,368)            (41,535)            (65,184)             (99,195)           (126,544)         (213,276)
        (151,375)           (118,881)           (107,519)            (377,693)           (366,109)         (402,072)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
         226,172             233,421             284,172              789,942          (1,357,813)        1,345,599
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

          71,511             375,142             451,876              341,235          (1,230,112)        2,068,510
       1,409,295           1,034,153             582,277            3,092,225           4,322,337         2,253,827
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
 $     1,480,806     $     1,409,295      $    1,034,153     $      3,433,460     $     3,092,225    $    4,322,337
=================== ===================  =================  ===================  ================== ================

                                     F-I 19

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                      Oppenheimer
                                                                    -------------------------------------------------

                                                                                   Aggressive Growth
                                                                    -------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- --------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      29,902    $        ----   $        ----
   Mortality and expense risk charge                                        27,153           32,688          17,873
                                                                    ---------------- --------------- ----------------
Net investment income(loss)                                                  2,749          (32,688)        (17,873)
                                                                    ---------------- --------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   466,569          133,915            ----
   Net realized gain(loss) on sale of fund shares                         (306,750)         891,181          13,418
                                                                    ---------------- --------------- ----------------
Net realized gain(loss)                                                    159,819        1,025,096          13,418
                                                                    ---------------- --------------- ----------------
Change in unrealized appreciation(depreciation)                         (1,442,407)      (1,555,999)      1,310,456
                                                                    ---------------- --------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $  (1,279,839)   $    (563,591)  $   1,306,001
                                                                    ================ =============== ================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       2,749    $     (32,688)  $     (17,873)
  Net realized gain(loss)                                                  159,819        1,025,096          13,418
  Net change in unrealized appreciation(depreciation)                   (1,442,407)      (1,555,999)      1,310,456
                                                                    ---------------- --------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                       (1,279,839)        (563,591)      1,306,001
                                                                    ---------------- --------------- ----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    1,278,826          852,469       1,258,942
  Subaccounts transfers (including fixed account), net                     296,309          355,919        (290,094)
  Transfers for policyowner benefits and terminations                      (45,940)         (99,365)       (148,719)
  Policyowner maintenance charges                                         (401,981)        (327,184)       (237,583)
                                                                    ---------------- --------------- ----------------
Net increase(decrease) from policyowner transactions                     1,127,214          781,839         582,546
                                                                    ---------------- --------------- ----------------
Total increase(decrease) in net assets                                    (152,625)         218,248       1,888,547
Net assets at beginning of period                                        3,454,343        3,236,095       1,347,548
                                                                    ---------------- --------------- ----------------
Net assets at end of period                                          $   3,301,718    $   3,454,343   $   3,236,095
                                                                    ================ =============== ================

The accompanying notes are an integral part of these financial statements.

                                     F-I 20

                                                     Oppenheimer
---------------------------------------------------------------------------------------------------------------------

                     Growth & Income                                              High Income
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000                1999
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

  $      22,305        $       6,184       $       3,439      $      69,141     $       75,725        $     30,951
         37,047               24,825               7,399              6,537              5,709               4,163
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        (14,742)             (18,641)             (3,960)            62,604             70,016              26,788
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


           ----               81,644               5,794               ----               ----                ----
        (52,956)              16,339              (2,628)           (24,715)           (39,170)             22,110
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        (52,956)              97,983               3,166            (24,715)           (39,170)             22,110
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

       (420,502)            (477,073)            200,103            (34,038)           (63,452)            (15,224)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


  $    (488,200)       $    (397,731)      $     199,309      $       3,851     $      (32,606)       $     33,674
===================  ==================  =================  ================== ==================  =================





  $     (14,742)       $     (18,641)      $      (3,960)     $      62,604     $       70,016        $     26,788
        (52,956)              97,983               3,166            (24,715)           (39,170)             22,110
       (420,502)            (477,073)            200,103            (34,038)           (63,452)            (15,224)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

       (488,200)            (397,731)            199,309              3,851            (32,606)             33,674
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


      1,567,843            1,183,405             593,404            234,626            245,023             342,189
        300,427            2,312,196             103,925             93,179           (178,056)             50,011
        (90,426)            (112,960)            (41,536)            (8,061)           (10,920)            (20,970)
       (539,736)            (320,467)           (141,194)          (117,328)           (81,160)            (66,957)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
      1,238,108            3,062,174             514,599            202,416            (25,113)            304,273
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        749,908            2,664,443             713,908            206,267            (57,719)            337,947
      4,016,247            1,351,804             637,896            651,629            709,348             371,401
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
  $   4,766,155        $   4,016,247       $   1,351,804      $     857,896     $      651,629        $    709,348
===================  ==================  =================  ================== ==================  =================

                                     F-I 21



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Oppenheimer
                                                                     ------------------------------------------------

                                                                                     Strategic Bond
                                                                     ------------------------------------------------
                                                                          2001             2000             1999
                                                                     ---------------  ---------------   -------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $     20,183      $     24,943     $    37,569
   Mortality and expense risk charge                                         6,872             4,157           3,598
                                                                     ---------------  ---------------   -------------
Net investment income(loss)                                                 13,311            20,786          33,971
                                                                     ---------------  ---------------   -------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    26,502              ----            ----
   Net realized gain(loss) on sale of fund shares                          (13,108)          (11,298)        (12,317)
                                                                     ---------------  ---------------   -------------
Net realized gain(loss)                                                     13,394           (11,298)        (12,317)
                                                                     ---------------  ---------------   -------------
Change in unrealized appreciation(depreciation)                              3,022             2,069          (7,111)
                                                                     ---------------  ---------------   -------------
Net increase(decrease) in net assets resulting
   from operations                                                    $     29,727      $     11,557     $    14,543
                                                                     ===============  ===============   =============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $     13,311      $     20,786     $    33,971
  Net realized gain(loss)                                                   13,394           (11,298)        (12,317)
  Net change in unrealized appreciation(depreciation)                        3,022             2,069          (7,111)
                                                                     ---------------  ---------------   -------------
Net increase(decrease) in net assets resulting
  from operations                                                           29,727            11,557          14,543
                                                                     ---------------  ---------------   -------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      214,802           303,614         465,486
  Subaccounts transfers (including fixed account), net                     260,960          (183,512)       (203,317)
  Transfers for policyowner benefits and terminations                       (4,992)          (10,872)         (6,209)
  Policyowner maintenance charges                                          (91,995)          (46,509)        (41,073)
                                                                     ---------------  ---------------   -------------
Net increase(decrease) from policyowner transactions                       378,775            62,721         214,887
                                                                     ---------------  ---------------   -------------
Total increase(decrease) in net assets                                     408,502            74,278         229,430
Net assets at beginning of period                                          579,001           504,723         275,293
                                                                     ---------------  ---------------   -------------
Net assets at end of period                                           $    987,503      $    579,001     $   504,723
                                                                     ===============  ===============   =============

The accompanying notes are an integral part of these financial statements.

                                     F-I 22

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT l
                          NOTES TO FINANCIAL STATEMENTS
             FOR THE PERIODS ENDED DECEMBER 31, 2001, 2000 AND 1999


1.  ORGANIZATION

    The Acacia National Variable Life Insurance Separate Account I (the Account) began operations on December 1, 1995 as a separate investment account within Acacia National Life Insurance Company (the Company) a wholly owned subsidiary of Acacia Life Insurance Company (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are held by the Company and are segregated from all of the Company's other assets and are only used to support variable life products issued by the Company.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001, there are twenty-eight subaccounts within the Account.

    Calvert Asset Management Company, Inc.                    Templeton Investment Counsel, LLC
      (Advisor) (See Note 4)                                    Franklin Templeton
      Calvert (Fund)                                             * Asset Strategy
       * Money Market (Subaccount)                                 (Commenced May 1, 2000)
         (Commenced December 1, 1995)                            * Intl. Securities (Commenced May 1, 2000)
       * Balanced (Commenced December 1, 1995)
       * Small Cap (Commenced December 1, 1995)               Neuberger Berman Management Inc.
       * Mid Cap (Commenced May 1, 1997)                        Neuberger Berman
       * International (Commenced May 1, 1997)                   * Limited Maturity Bond
                                                                   (Commenced December 1, 1995)
    Fred Alger Management, Inc.                                  * Growth (Commenced December 1, 1995)
      Alger                                                      * Partners (Commenced May 1, 2000)
       * Growth (Commenced December 1, 1995)
       * MidCap (Commenced December 1, 1995)                  Strong Capital Management, Inc.
       * Small Cap (Commenced December 1, 1995)                 Strong
                                                                 * International Stock
    Deutsche Asset Management, Inc.                                (Commenced December 1, 1995)
      Deutsche                                                   * Discovery (Commenced December 1, 1995)
       * EAFE Equity (Commenced May 1, 2000)
       * Equity 500 (Commenced May 1,2000)                    Van Eck Associates Corporation
       * Small Cap (Commenced May 1, 2000)                      Van Eck
                                                                 * Hard Assets (Commenced December 1, 1995)
    Dreyfus Service Corporation
      Dreyfus                                                 Oppenheimer Funds, Inc.
       * Stock (Commenced December 1, 1995)                     Oppenheimer
                                                                 * Capital Appreciation
    Fidelity Management and Research Company                       (Commenced May 1, 1997)
      Fidelity                                                   * Aggressive Growth
       * Equity-Income SC2 (Commenced May 1, 2000)                 (Commenced May 1, 1997)
       * High Income SC2 (Commenced June 1, 2000)                * Growth & Income (Commenced May 1, 1997)
       * Contrafund SC2 (Commenced May 1, 2000)                  * High Income (Commenced May 1, 1997)
                                                                 * Strategic Bond (Commenced May 1, 1997)

                                     F-I 23

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual result could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributed to the operations of the Account or to the policies funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    The Company charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

4.  RELATED PARTIES

    Calvert Asset Management Company, Inc., an affiliate of the Company, serves as an investment advisor to the Calvert subaccounts. The Advisors Group, Inc., an affiliate of the Company, acts as a principal underwriter of the policies pursuant to an underwriting agreement with the Company.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:


                                     F-I 24

                                                                                   Purchases             Sales
                                                                               ------------------  -------------------
    Calvert:
      Money Market                                                              $      5,473,805    $      4,190,442
      Balanced                                                                            83,988              64,600
      Small Cap                                                                          325,748             143,945
      Mid Cap                                                                            273,026             104,871
      International                                                                    2,019,121           1,869,967

    Alger:
      Growth                                                                           3,169,154             512,026
      MidCap                                                                           2,445,618             304,040
      Small Cap                                                                        1,217,788             390,431

    Deutsche:
      EAFE Equity                                                                      1,682,891             228,135
      Equity 500                                                                       4,766,116             943,454
      Small Cap                                                                          519,602              98,689

    Dreyfus:
      Stock                                                                               73,366             761,823

    Fidelity:
      Equity-Income SC2                                                                1,015,727             166,253
      High Income SC2                                                                     33,419               9,279
      Contrafund SC2                                                                     246,772             126,500

    Franklin Templeton:
      Asset Strategy                                                                      24,304               8,930
      Intl. Securities                                                                   920,298             133,299

    Neuberger Berman:
      Limited Maturity Bond                                                            1,510,257             449,911
      Growth                                                                             883,135             217,988
      Partners                                                                           696,704             225,833

    Strong:
      International Stock                                                                 33,543             113,180
      Discovery                                                                           26,935              76,144

    Van Eck:
      Hard Assets                                                                        378,541             148,553

    Oppenheimer:
      Capital Appreciation                                                             1,461,150             384,619
      Aggressive Growth                                                                2,177,608             581,077
      Growth & Income                                                                  1,556,365             332,999
      High Income                                                                        411,518             146,498
      Strategic Bond                                                                     964,120             545,531

                                     F-I 25

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                        Net Assets   Income       Average           Total
                             Value ($)          Units          ($)        Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                             Min     Max                                             Min     Max      Min      Max
Calvert:
Money Market
2001                         1.01    1.31     4,748,407      6,098,582     3.63     0.85    0.90     2.79     2.84

Balanced
2001                         1.76   15.59        17,159        248,385     3.90     0.85    0.90    (7.76)   (7.72)

Small Cap
2001                        14.80   16.08        29,470        473,417     ----     0.85    0.90     9.89     9.93

Mid Cap
2001                        16.54   29.13        19,717        331,182     ----     0.85    0.90   (12.95)  (12.88)

International
2001                        10.53   16.84        96,731      1,043,302      .10     0.85    0.90   (25.42)  (25.38)

Alger:
Growth
2001                        20.72   47.43       358,267      7,594,583      .23     0.85    0.90   (12.61)  (12.56)

MidCap
2001                        17.59   32.26       162,275      3,621,109     ----     0.85    0.90    (7.36)   (7.29)

Small Cap
2001                         9.61   27.74       351,934      3,464,647      .05     0.85    0.90   (30.15)  (30.11)

Deutsche:
EAFE Equity
2001                         8.41    8.44       491,966      4,140,321     ----     0.85    0.90   (25.36)  (25.32)

Equity 500
2001                        11.92   11.95     1,000,366     11,933,265      .95     0.85    0.90   (12.97)  (12.92)

Small Cap
2001                        11.22   11.27       153,284      1,721,744      .70     0.85    0.90     1.15     1.21

                                     F-I 26

                                                                                      Expenses
                                                                           Inv.      as a % of
                                Unit                        Net Assets    Income      Average           Total
                              Value ($)         Units           ($)        Ratio     Net Assets        Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                              Min    Max      Min      Max
 Dreyfus:
 Stock
 2001                       19.51   30.24       120,413       2,359,633     1.06     0.85   0.90   (12.97)  (12.93)

 Fidelity:
 Equity-Income SC2
 2001                       23.73   23.81        92,061       2,186,099     1.44     0.85   0.90    (6.07)   (6.02)

 High Income SC2
 2001                        6.36    7.10         3,669          25,937     3.67     0.85   0.90   (12.76)  (12.68)

 Contrafund SC2
 2001                       19.91   20.44        18,049         368,105      .63     0.85   0.90   (13.40)  (13.21)

 Franklin Templeton:
 Asset Strategy
 2001                       15.35   16.99         1,613          27,151      .71     0.85   0.90   (10.75)  (10.71)

 Intl. Securities
 2001                       11.69   15.46        81,092       1,252,279     2.80     0.85   0.90   (16.75)  (16.71)

 Neuberger Berman:
 Limited Maturity Bond
 2001                       13.49   15.08       311,635       4,237,425     5.45     0.85   0.90     7.80     7.86

 Growth
 2001                       14.37   22.48        71,434       1,031,171     ----     0.85   0.90   (30.98)  (30.95)

 Partners
 2001                       15.48   15.53       173,329       2,684,783      .36     0.85   0.90    (3.69)   (3.64)

 Strong:
 International Stock
 2001                        7.56    7.91        40,719         321,912     ----     0.85   0.90   (22.84)  (22.80)

 Discovery
 2001                       10.32   13.32        10,020         133,447      .65     0.85   0.90   (13.13)    3.20

 Van Eck:
 Hard Assets
 2001                        9.32   10.72       157,871       1,480,806     1.13     0.85   0.90   (11.26)  (11.21)

                                     F-I 27

                                                                                      Expenses
                                                                           Inv.      as a % of
                                Unit                      Net Assets      Income      Average           Total
                             Value ($)        Units           ($)         Ratio      Net Assets        Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                              Min    Max      Min      Max
 Oppenheimer:
 Capital Appreciation
 2001                       18.12   42.62       186,369       3,433,460      .61     0.85   0.90   (13.36)  (13.32)

 Aggressive Growth
 2001                       15.42   49.22       206,686       3,301,718      .93     0.85   0.90   (31.89)  (31.85)

 Growth & Income
 2001                       13.11   19.83       358,034       4,766,155      .51     0.85   0.90   (10.96)  (10.92)

 High Income
 2001                        9.35   11.16        77,407         857,896     9.04     0.85   0.90     1.04     1.10

 Strategic Bond
 2001                        4.62   11.98        93,498         987,503     2.55     0.85   0.90     3.89     3.95


7.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Calvert:
     Money Market
     Units issued                                  17,430,906                 18,806,731                 5,307,754
     Units redeemed                               (16,507,623)               (16,347,483)               (4,539,913)
                                                                                                --------------------
                                           --------------------       -------------------
     Net increase(decrease)                           923,283                  2,459,248                   767,841
                                           ====================       ===================       ====================

     Balanced
     Units issued                                      41,213                     57,154                    17,585
     Units redeemed                                   (39,601)                   (60,109)                   (2,073)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             1,612                     (2,955)                   15,512
                                           ====================       ===================       ====================

     Small Cap
     Units issued                                      72,652                     42,250                     7,132
     Units redeemed                                   (60,908)                   (34,621)                   (4,511)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            11,744                      7,629                     2,621
                                           ====================       ===================       ====================

     Mid Cap
     Units issued                                      37,795                     28,617                    26,315
     Units redeemed                                   (29,424)                   (33,065)                  (18,191)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             8,371                     (4,448)                    8,124
                                           ====================       ===================       ====================

     International
     Units issued                                     360,747                    273,933                    33,694
     Units redeemed                                  (358,168)                  (222,910)                   (6,276)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             2,579                     51,023                    27,418
                                           ====================       ===================       ====================


                                     F-I 28


                                                   2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Alger:
     Growth
     Units issued                                     851,180                    478,518                   146,269
     Units redeemed                                  (769,716)                  (390,138)                  (71,718)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            81,464                     88,380                    74,551
                                           ====================       ===================       ====================

     MidCap
     Units issued                                     261,473                    183,457                    79,523
     Units redeemed                                  (223,320)                  (139,642)                  (49,811)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            38,153                     43,815                    29,712
                                           ====================       ===================       ====================

     Small Cap
     Units issued                                   1,010,269                    288,448                   151,870
     Units redeemed                                  (932,125)                  (226,845)                  (92,843)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            78,144                     61,603                    59,027
                                           ====================       ===================       ====================

     Deutsche:
     EAFE equity
     Units issued                                   1,719,645                    883,157                      ----
     Units redeemed                                (1,559,806)                  (551,030)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           159,839                    332,127                      ----
                                           ====================       ===================       ====================

     Equity 500
     Units issued                                   2,573,907                  1,528,444                      ----
     Units redeemed                                (2,267,645)                  (834,340)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           306,262                    694,104                      ----
                                           ====================       ===================       ====================

     Small Cap
     Units issued                                     514,340                    317,096                      ----
     Units redeemed                                  (481,590)                  (196,562)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            32,750                    120,534                      ----
                                           ====================       ===================       ====================

     Dreyfus:
     Stock
     Units issued                                      19,345                    370,944                   357,435
     Units redeemed                                   (53,750)                  (749,444)                 (144,982)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (34,405)                  (378,500)                  212,453
                                           ====================       ===================       ====================

     Fidelity:
     Equity-Income SC2
     Units issued                                     304,949                    179,054                      ----
     Units redeemed                                  (272,918)                  (119,024)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            32,031                     60,030                      ----
                                           ====================       ===================       ====================


                                     F-I 29


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                   2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Fidelity, continued:
     High Income SC2
     Units issued                                       4,790                        402                      ----
     Units redeemed                                    (1,516)                        (7)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             3,274                        395                      ----
                                           ====================       ===================       ====================
     Contrafund SC2
     Units issued                                      25,976                     24,306                      ----
     Units redeemed                                   (20,406)                   (11,827)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             5,570                     12,479                      ----
                                           ====================       ===================       ====================
     Franklin Templeton:
     Asset Strategy
     Units issued                                       1,933                      1,122                      ----
     Units redeemed                                    (1,073)                      (369)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                               860                        753                      ----
                                           ====================       ===================       ====================
     Intl. Securities
     Units issued                                     138,393                    115,077                      ----
     Units redeemed                                  (105,763)                   (66,615)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            32,630                     48,462                      ----
                                           ====================       ===================       ====================
     Neuberger Berman:
     Limited Maturity Bond
     Units issued                                   1,102,841                  7,427,644                   200,479
     Units redeemed                                (1,035,605)                (7,446,379)                 (111,058)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            67,236                    (18,735)                   89,421
                                           ====================       ===================       ====================
     Growth
     Units issued                                     143,054                    228,409                    48,449
     Units redeemed                                  (133,224)                  (279,658)                  (33,014)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             9,830                    (51,249)                   15,435
                                           ====================       ===================       ====================
     Partners
     Units issued                                     677,045                    422,494                      ----
     Units redeemed                                  (650,619)                  (275,591)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            26,426                    146,903                      ----
                                           ====================       ===================       ====================
     Strong:
     International Stock

     Units issued                                      45,446                    470,221                   258,376
     Units redeemed                                   (55,861)                  (716,878)                 (223,453)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (10,415)                  (246,657)                   34,923
                                           ====================       ===================       ====================
     Discovery
     Units issued                                         159                     12,682                    91,292
     Units redeemed                                    (6,000)                   (30,195)                  (86,116)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            (5,841)                   (17,513)                    5,176
                                           ====================       ===================       ====================

                                     F-I 30


                                                    2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Van Eck:
     Hard Assets
     Units issued                                     558,800                    472,193                   105,757
     Units redeemed                                  (534,514)                  (446,935)                  (71,150)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            24,286                     25,258                    34,607
                                           ====================       ===================       ====================
     Oppenheimer:
     Capital Appreciation
     Units issued                                     364,089                    549,645                   135,346
     Units redeemed                                  (322,912)                  (607,386)                  (82,628)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            41,177                    (57,741)                   52,718
                                           ====================       ===================       ====================
     Aggressive Growth
     Units issued                                     445,202                    327,771                   159,858
     Units redeemed                                  (386,702)                  (303,505)                 (131,625)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            58,500                     24,266                    28,233
                                           ====================       ===================       ====================
     Growth & Income
     Units issued                                   1,071,938                    658,673                    93,705
     Units redeemed                                  (983,555)                  (471,935)                  (58,251)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            88,383                    186,738                    35,454
                                           ====================       ===================       ====================
     High Income
     Units issued                                     166,009                     80,166                    60,039
     Units redeemed                                  (147,790)                   (82,114)                  (32,216)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            18,219                     (1,948)                   27,823
                                           ====================       ===================       ====================

     Strategic Bond
     Units issued                                     332,744                    229,038                    54,441
     Units redeemed                                  (296,206)                  (216,643)                  (34,723)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            36,538                     12,395                    19,718
                                           ====================       ===================       ====================

8.  ACCOUNTING PRONOUNCEMENTS

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
    Companies. This guide has no impact on the underlying value of net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-I 31

INDEPENDENT AUDITORS' REPORT



To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Acacia National Life Insurance Company (the Company), a wholly owned subsidiary of Acacia Life Insurance Company, as of December 31, 2001 and 2000, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Acacia National Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Acacia National Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Note 2 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual - Version effective January 1, 2001.

/s/ Deloitte & Touche LLP


Lincoln, Nebraska
March 8, 2002 (April 4, 2002 as to Note 12)



                                     F-II 1

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                                 (in thousands)

                                                                               December 31
                                                                  -------------------------------------
                               ADMITTED ASSETS                          2001               2000
                               ---------------
                                                                  -----------------  ------------------
     Investments
       Bonds                                                       $      446,062     $      472,273
       Preferred stocks                                                        70                 70
       Common stocks                                                          284                473
       Mortgage loans                                                      10,945                854
       Short-term investments                                              15,545             15,525
       Other investments                                                      264                447
       Loans on insurance policies                                          9,735              9,109
                                                                  -----------------  ------------------

                    Total investments                                     482,905            498,751

     Cash and cash equivalents                                             16,630              2,121
     Accrued investment income                                              8,014              8,686
     Reinsurance recoverable                                                1,628              1,863
     Current federal income taxes receivable - affiliate                      332              4,012
     Deferred tax asset                                                     1,854                  -
     Other assets                                                           2,452                348
     Separate accounts                                                    174,507            170,582
                                                                  -----------------  ------------------

                                     Total Admitted Assets         $      688,322     $      686,363
                                                                  =================  ==================

The accompanying notes are an integral part of these statutory financial statements.


                                     F-II 2

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                           LIABILITIES AND SURPLUS
LIABILITIES
     Life and annuity reserves                                                  $      429,183     $      434,988
     Deposit-type funds                                                                 50,581             47,091
     Reserve for unpaid claims                                                             107                190
     Interest maintenance reserve                                                            -              1,224
     Accrued separate account transfers                                                (10,889)            (9,023)
     Accounts payable - affiliates                                                       1,029                581
     Other liabilities                                                                   3,842              3,693
     Asset valuation reserve                                                               701                214
     Separate accounts                                                                 174,507            170,582
                                                                               -----------------  ------------------

                    Total Liabilities                                                  649,061            649,540
                                                                               -----------------  ------------------

SURPLUS

     Preferred stock, 8% non-voting, non-cumulative, $1,000 par value,
       10,000 shares authorized; 6,000 shares issued and outstanding                     6,000              6,000
     Common stock, $170 par value; 15,000 shares authorized,
       issued and outstanding                                                            2,550              2,550
     Additional paid-in capital                                                         28,450             28,450
     Unassigned surplus (deficit)                                                        2,261               (177)
                                                                               -----------------  ------------------

                    Total Surplus                                                       39,261             36,823
                                                                               -----------------  ------------------

                                     Total Liabilities and Surplus              $      688,322     $        686,363
                                                                               =================  ==================




The accompanying notes are an integral part of these statutory financial statements.



                                     F-II 3

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                                    Years Ended December 31
                                                                           ------------------------------------------
                                                                                  2001                  2000
                                                                           --------------------  --------------------
INCOME
     Premium income                                                         $          63,503     $          85,364
     Less net reinsurance:
       Yearly renewable term                                                          (18,305)              (19,805)
                                                                           --------------------  --------------------
         Net premium income                                                            45,198                65,559
     Funds left on deposit                                                                  -                 5,652
     Net investment income                                                             38,144                41,480
     Miscellaneous income                                                              13,367                16,169
                                                                           --------------------  --------------------

                    Total income                                                       96,709               128,860
                                                                           --------------------  --------------------

EXPENSES
Benefits to policyowners                                                               59,869               110,657
Decrease in reserves                                                                   (7,361)              (47,538)
Commissions                                                                             8,511                 9,316
General insurance expenses                                                             11,228                11,608
Taxes, licenses and fees                                                                2,091                 1,949
Amortization of goodwill                                                                  123                   405
Net premium transferred to separate accounts                                           21,934                41,811
                                                                           --------------------  --------------------

                    Total expenses                                                     96,395               128,208
                                                                           --------------------  --------------------
Income before federal income
  taxes and realized capital losses                                                       314                   652

Federal income tax expense                                                                 11                   134
                                                                           --------------------  --------------------
Income before realized capital losses                                                     303                   518

Realized capital losses (net of tax of ($491) and ($944)
  and transfers to interest maintenance reserve
  of ($515) and ($190) for 2001 and 2000, respectively)                                (2,408)               (5,611)
                                                                           --------------------  --------------------

Net loss                                                                    $          (2,105)    $          (5,093)
                                                                           ====================  ====================


The accompanying notes are an integral part of these statutory financial statements.


                                     F-II 4



                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                        (in thousands, except share data)

                                                                                               Additional  Unassigned
                                                     Preferred Stock         Common Stock        Paid-in     Surplus
                                                   Shares      Amount       Shares    Amount     Capital    (Deficit)      Total
                                                 ----------  -----------  ---------  --------   ----------  ----------  ----------
BALANCE, January 1, 2000                            6,000    $   6,000      15,000   $ 2,550     $  13,450   $  2,108     $24,108

     Capital contribution from Acacia Life              -            -           -         -        15,000          -      15,000

     Change in non-admitted assets                      -            -           -         -             -        790         790

     Change in net unrealized capital gains             -            -           -         -             -        427         427

     Change in asset valuation reserve                  -            -           -         -             -      1,591       1,591

     Net loss                                           -            -           -         -             -     (5,093)     (5,093)
                                                 ----------  -----------  ---------  ---------   ---------  ----------   ---------

BALANCE, December 31, 2000                          6,000    $   6,000      15,000   $ 2,550     $  28,450   $   (177)    $36,823

     Change in accounting principles                    -            -           -         -             -      4,226       4,226

     Change in non-admitted assets                      -            -           -         -             -       (225)       (225)

     Change in net unrealized capital gains             -            -           -         -             -        516         516

     Change in tax effect on net unrealized
       capital gains                                    -            -           -         -             -       (181)       (181)

     Change in net deferred income taxes                -            -           -         -             -        694         694

     Change in asset valuation reserve                  -            -           -         -             -       (487)       (487)

     Net loss                                           -            -           -         -             -     (2,105)     (2,105)
                                                -----------  -----------  ---------  ---------   ---------  ----------   ---------

BALANCE, December 31, 2001                          6,000    $   6,000      15,000   $ 2,550     $  28,450   $  2,261     $39,261
                                                ===========  ===========  =========  =========   =========  ==========   =========

The accompanying notes are an integral part of these statutory financial statements.

                                     F-II 5

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                      Years Ended December 31
                                                                               ---------------------------------------
                                                                                     2001                 2000
                                                                               ------------------   ------------------
  OPERATING ACTIVITIES:
      Net premium income received                                                $      45,470       $       71,664
      Miscellaneous income received                                                     12,737               15,135
      Net investment income received                                                    38,434               42,329
      Net premium transferred to separate accounts                                     (23,392)             (42,372)
      Benefits paid to policyowners                                                    (57,034)            (107,795)
      Commissions, expenses and taxes, other than
        federal income taxes paid                                                      (22,327)             (23,651)
      Federal income taxes received (paid)                                               4,160               (1,999)
                                                                               ------------------   ------------------

                    Net cash from operating activities                                  (1,952)             (46,689)
                                                                               ------------------   ------------------

  INVESTING ACTIVITIES:
      Proceeds from investments sold, matured or repaid                                 74,569              149,867
      Purchase of investments                                                          (60,271)            (105,514)
      Net increase in loans on insurance policies                                         (629)              (1,154)
                                                                               ------------------   ------------------

                    Net cash from investing activities                                  13,669               43,199
                                                                               ------------------   ------------------


  FINANCING AND MISCELLANEOUS ACTIVITIES:
      Capital contribution from Acacia Life                                                  -               15,000
      Change in deposit-type funds without life contingencies                            2,782                    -
      Other miscellaneous, net                                                              30               (4,744)
                                                                               ------------------   ------------------
                    Net cash from financing and miscellaneous activities                 2,812               10,256
                                                                               ------------------   ------------------

  NET INCREASE IN CASH AND CASH EQUIVALENTS
      AND SHORT-TERM INVESTMENTS                                                        14,529                6,766

  CASH AND CASH EQUIVALENTS AND SHORT-TERM
      INVESTMENTS - BEGINNING OF PERIOD                                                 17,646               10,880
                                                                               ------------------   ------------------

  CASH AND CASH EQUIVALENTS AND SHORT-TERM
      INVESTMENTS - END OF PERIOD                                                $      32,175       $       17,646
                                                                               ==================   ==================



The accompanying notes are an integral part of these statutory financial statements.

                                     F-II 6

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Acacia National Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of Acacia Life Insurance Company (Acacia
Life). Acacia Life is a wholly owned subsidiary of Ameritas Holding Company
(AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

The Company underwrites and markets variable, deferred and immediate annuities and variable life insurance products within the United States and is licensed to operate in 46 states and the District of Columbia. During 2001, the Company obtained the necessary approval to redomicile in the District of Columbia. However, at December 31, 2001, the Company is still domiciled in Virginia.

Non-insurance products and services are offered by an affiliate of the Company, Acacia Financial Corporation (AFC), a wholly owned subsidiary of Acacia Life, which is a holding company of several financial service companies. Principal subsidiaries of AFC include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc. (TAG), a broker/dealer.

In addition to Acacia Life, AHC is also a 100% owner of Ameritas Life Insurance Corp. (Ameritas), an insurance company domiciled in Nebraska.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia.

Effective January 1, 2001, the State of Virginia has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC
SAP) as the basis of its statutory accounting practices.

Accounting practices and procedures of the NAIC as prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

(a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

(b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

(c) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;



                                     F-II 7

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

(d) Prior to January 1, 2001, a Federal income tax provision was made only on a current basis for statutory accounting practices, while under GAAP, a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. Subsequent to January 1, 2001, NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets";

(e) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

(f) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

(g) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus (deficit), while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

(h) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance;

(i) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

(j) Comprehensive income and its components are not presented in the statutory financial statements; and

(k) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

The Company does not prepare separate company financial statements on a GAAP basis and the impact of the difference between the NAIC SAP and GAAP is not practically determinable for the purpose of separate company GAAP financial statements.

                                     F-II 8

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and deferred taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments. Prepayment assumptions are obtained from broker/dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method.

Preferred stocks are stated at cost.

Common stocks are carried at NAIC fair value.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

The Company has only minor ownership interests in joint ventures that do not exceed ten percent of its admitted assets, and are reflected in other investments. Beginning in 2001, the Company carries these interests based on the underlying GAAP equity of the investee. Other than temporary impairments of $242 and $237 were recorded as realized losses during 2001 and 2000, respectively.

Loans on insurance policies are carried at the unpaid principal balances.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.


                                    F-II 9

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets and negative IMR (in 2001 only) and goodwill (in 2000 only) are designated as "non-admitted" under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus (deficit). Total "non-admitted" assets were $5,986 and $2,191 in 2001 and 2000, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. For the year ended December 31, 2001, consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability. During fiscal year 2000, consideration received on deposit-type funds was recorded as income in the statutory statements of operations.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Life and Annuity Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves reflect the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to separate account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. During fiscal year 2000, withdrawals to return funds to the policyowner were recorded as a benefit expense in the statutory statements of operations. For the determination of tabular interest to the deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve of Unpaid Claims
Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.


                                    F-II 10

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of bonds, stocks, mortgage loans and short-term investments. Realized and unrealized gains and losses, other than those resulting from interest rate changes, are added or charged to the reserve (subject to certain limitations). Changes in the reserve are charged or credited to unassigned surplus (deficit).

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $101 and $270 for 2001 and 2000, respectively. At December 31, 2001, negative IMR of $249 was recorded as a nonadmitted asset.

Income Taxes
The Company files a consolidated federal income tax return with Acacia Life and is a party to a federal income tax allocation agreement. The Company's tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated tax liability.

The Company's federal income tax returns have been examined by and settled with the Internal Revenue Service through 1995.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus". Generally, this policyholders' surplus account (PSA) will become subject to tax at the then current rates only if the accumulated PSA exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2001 and 2000, the Company has approximately $6,600 in its policyholders' surplus accounts which is not reflected in the financial statements.

Separate Accounts
The Company issues variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyholders. Deposits received from and benefits paid to separate account policyholders invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. For the year ended December 31, 2000, such deposits received from and benefits paid to separate account policyholders were recorded in the statutory statements of operations. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.


                                    F-II 11

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions are used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based upon expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks - For publicly traded securities, fair value is based upon quoted market prices.

         Common Stocks - For publicly traded securities, fair value is based upon quoted market prices.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Loans on Insurance Policies - The fair values for loans on insurance policies are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and Cash Equivalents, Short-Term Investments, Accrued Investment Income and Reinsurance Recoverable - Affiliate - The carrying amounts for these instruments approximate their fair values.

         Other Investments - The fair values of other investments are based upon estimated values as last reported by the investee and discounted for their lack of marketability.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.


                                    F-II 12

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.  Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia. Effective January 1, 2001, the State Corporation Commission of the Commonwealth of Virginia required that insurance companies domiciled in the State of Virginia prepare their statutory financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 (the Manual). Accordingly, the admitted assets, liabilities and surplus of the Company as of December 31, 2001, and the results of its operations and its cash flow for the year then ended have been determined in accordance with the new accounting principles.

Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect of the change in accounting principles has been reported as an adjustment to unassigned surplus (deficit) at January 1, 2001. The cumulative effect is the difference between the amount of surplus at January 1, 2001 and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The components of the increase in unassigned surplus (deficit) as of January 1, 2001 as a result of the adoption of the new accounting principles in the Manual are as follows:

Net deferred tax asset                                             $      1,317
Goodwill recorded as an admitted asset                                    2,191
Effect of change in accounting for prepayment
  penalties in the calculation of interest maintenance reserve              857
Venture capital partnerships valued at GAAP equity                         (138)
Non-admitted loans on insurance policies in excess
  of cash surrender value                                                    (1)
--------------------------------------------------------------------------------
Change in accounting principles                                    $      4,226
================================================================================

                                    F-II 13

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2001:

                                                         Gross         Gross
                                                      Unrealized     Unrealized                    Book/Adjusted
                                    Amortized Cost       Gains         Losses       Fair Value     Carrying Value

---------------------------------- --------------- -------------- --------------- -------------- ----------------
U.S. Corporate                      $    244,123    $     13,049   $      6,037    $    251,135   $     243,484
Mortgage-backed                           88,992           3,041              -          92,033          88,992
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                47,526           4,578              -          52,104          47,526
Foreign                                   24,155           1,073             56          25,172          24,155
Asset backed                              41,905             699          4,681          37,923          41,905
---------------------------------- --------------- -------------- --------------- -------------- ----------------
  Total Bonds                       $    446,701    $     22,440   $     10,774    $    458,367   $     446,062
================================== =============== ============== =============== ============== ================

The comparative data as of December 31, 2000 was as follows:

                                                         Gross           Gross
                                                       Unrealized      Unrealized                  Book/Adjusted
                                   Amortized Cost        Gains           Losses       Fair Value   Carrying Value
---------------------------------- --------------- -------------- --------------- -------------- ----------------
U.S. Corporate                      $    255,707    $     10,817   $      6,609    $    259,915   $     255,707
Mortgage-backed                           94,446           1,758            358          95,846          94,446
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                63,765           4,954             50          68,669          63,765
Foreign                                   16,632             291             99          16,824          16,632
Asset backed                              41,723             315          3,537          38,501          41,723
---------------------------------- --------------- -------------- --------------- -------------- ----------------
  Total Bonds                       $    472,273    $     18,135   $     10,653    $    479,755   $     472,273
================================== =============== ============== =============== ============== ================

The carrying value and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Book/Adjusted             Fair Value
                                                                             Carrying Value

------------------------------------------------------------------ ------------------------ -----------------------
Due in one year or less                                              $           34,217         $         35,102
Due after one year through five years                                           120,582                  126,412
Due after five years through ten years                                           85,846                   89,574
Due after ten years                                                              74,520                   77,323
Mortgage-backed securities                                                       88,992                   92,033
Asset backed                                                                     41,905                   37,923
------------------------------------------------------------------ ------------------------ -----------------------
Total                                                                $          446,062          $       458,367
================================================================== ======================== =======================

Bonds not due at a single maturity date have been included in the year of final maturity.

                                    F-II 14

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments, (continued)

Bonds, (continued)
Securities with an amortized cost of $6,885 and $6,855 at December 31, 2001 and 2000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Sales of bond investments in 2001 and 2000 resulted in proceeds of $18,500 and $109,950, respectively. Gross gains of $602 and $453 and gross losses of $1,513 and $793 were realized on those sales in 2001 and 2000, respectively.

The Company's bond investment portfolio is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, bonds totaling $37,960 and $29,295, respectively, (9% and 6%, respectively, of the total bond portfolio) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2001 and 2000, the Company recorded realized losses for other than temporary write-downs on bonds of $1,977 and $6,363, respectively.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The minimum and maximum lending rates for mortgage loans during 2001 are 7.0% and 7.85%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2001 and 2000.

The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2001 and 2000 are as follows:

                                    2001                            2000
---------------------- ----------------------- ----- ------------------------
Indiana                      $         760                 $           -
Kentucky                             1,600                             -
New Mexico                           2,871                           854
New York                             1,638                             -
Texas                                3,076                             -
Washington                           1,000                             -
---------------------- ----------------------- ----- ------------------------
                             $      10,945                 $         854
====================== ======================= ===== ========================

At December 31, 2001 and 2000, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.


                                    F-II 15

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments, (continued)

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments at December 31 are as follows:

                                                          2001                                    2000
                                      ------------------------------------------------------------------------------
                                          Book/Adjusted                           Book/Adjusted
                                          Carrying Value        Fair Value        Carrying Value         Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
Bonds                                     $     446,062     $     458,367         $     472,273      $     479,755
Preferred stocks                                     70                92                    70                 80
Common stocks                                       284               284                   473                473
Mortgage loans                                   10,945            11,010                   854                905
Short-term investments                           15,545            15,545                15,525             15,525
Other investments                                   264               198                   447                232
Loans on insurance policies                       9,735             6,741                 9,109              6,899
Cash and cash equivalents                        16,630            16,630                 2,121              2,121
Accrued investment income                         8,014             8,014                 8,686              8,686
Reinsurance recoverable - affiliate               1,628             1,628                 1,863              1,863
Assets related to separate accounts             174,507           174,507               170,582            170,582

Financial Liabilities:
Deposit-type funds                               50,581            50,581                47,091             47,091
Liabilities related to separate accounts        174,507           174,507               170,582            170,582
------------------------------------- ----------------- -- ---------------- - ------------------ -- ----------------

4.  Income Taxes

The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

             2001              $     240
             2000              $     142

Federal income taxes incurred at December 31 consist of the following major components:

                                                                  2001
---------------------------------------------------------------------------
Current federal income taxes incurred
Operations                                              $            11
Realized capital losses                                            (491)
---------------------------------------------------------------------------
                                                                   (480)

Change in net deferred income taxes                                (694)
---------------------------------------------------------------------------
    Total federal income taxes incurred                 $        (1,174)
===========================================================================


                                    F-II 16

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

4.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income tax incurred at December 31 is summarized as follows:

                                                                                                2001
--------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses                       $           314
Net realized capital losses before federal income taxes and transfers to IMR                  (3,414)
--------------------------------------------------------------------------------------------------------
Total pretax loss                                                                             (3,100)
Other                                                                                           (255)
--------------------------------------------------------------------------------------------------------
                                                                                              (3,355)
Statutory tax rate                                                                              0.35
--------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                            $        (1,174)
========================================================================================================

The components of the net deferred tax asset recognized by the Company and the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                    December 31           January 1
                                                                       2001                 2001
----------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                  $       3,860      $         4,357
Capital loss carryover                                                  592                    -
Deferred policy acquisition costs                                     3,016                2,639
Future policy and contract benefits                                   1,439                1,420
Other                                                                   311                  348
----------------------------------------------------------------------------------------------------
Gross deferred tax assets                                             9,218                8,764
----------------------------------------------------------------------------------------------------
Deferred tax liabilities:

Unrealized investment gains                                           1,631                1,690
----------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                        1,631                1,690
----------------------------------------------------------------------------------------------------
Net deferred tax asset                                                7,587                7,074
Less: non-admitted deferred tax assets                                5,733                5,757
----------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                              $       1,854      $         1,317
====================================================================================================
Decrease in deferred tax assets nonadmitted                   $         (24)
                                                             ================

The change in net deferred income taxes, excluding assets non-admitted, is comprised of the following:

                                      December 31    January 1
                                         2001           2001          Change
---------------------------------- -------------- --------------- -------------
Total deferred tax assets              $   9,218     $   8,764       $   454
Total deferred tax liabilities             1,631         1,690           (59)
---------------------------------- -------------- --------------- -------------
Net deferred tax asset                 $   7,587     $   7,074           513
================================== ============== ===============
Tax effect of unrealized gains                                           181
                                                                  -------------
Change in net deferred income taxes                                  $   694
                                                                  =============



                                    F-II 17

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

5.  Information Concerning Parent, Subsidiaries and Affiliates

Since the Company has no employees, affiliates (primarily Acacia Life and Ameritas and its subsidiaries) provide technical, financial, legal, marketing and investment advisory support to the Company under various administrative service agreements. The cost of these services to the Company for the years ended December 31, 2001 and 2000 was $12,530 and $12,470, respectively.

At December 31, 2001 and 2000, the Company had short-term investments of $3,975 and $5,300, respectively, in various mutual funds to which an affiliate of the Company is the advisor.

The Company has yearly renewable term reinsurance agreements with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyholders (see note 8).

The Company's variable universal life and variable annuity products are distributed through TAG. Policies placed by this affiliate generated commission expense of $5,501 and $6,032 for the years ended December 31, 2001 and 2000, respectively.

Included as investment options in the variable accounts are funds which are managed by an affiliate, Calvert. Separate account assets in these funds totaled $24,329 and $24,506 at December 31 2001 and 2000, respectively.

The Company reported the following amounts due to the affiliates listed below at December 31, 2001. The terms of the intercompany agreements require that these amounts be settled within 30 days.

--------------------------------------------------------------------------------
Ameritas Life Insurance Corp.                            $       154
Acacia Life Insurance Company                                    846
--------------------------------------------------------------------------------

6. Dividend Restrictions

The Company is subject to regulation by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.

7. Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessment each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $318 and $377 as of December 31, 2001 and 2000, respectively. The Company has estimated its recoveries from premium tax credits to be $80 and $112 as of December 31, 2001 and 2000, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                    F-II 18

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

7.  Commitments and Contingencies, (continued)

Commitments were outstanding for investments and mortgage loans to be purchased in subsequent years totaling $2,694 and $1,064 as of December 31, 2001 and 2000, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

8. Reinsurance

The Company reinsures all life insurance risks over the retention limit of ten thousand dollars per policy under yearly renewable term insurance with Acacia Life and several other non-affiliated companies. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

Following is a summary of the transactions through reinsurance operations:

                                                                                      2001            2000
------------------------------------------------------------------------------------------------------------
For the year ended December 31:
Premiums ceded (related party $16,798 and $18,079 in
  2001 and 2000, respectively)                                                $      18,305   $      19,805
Claims ceded (related party $5,250 and $4,429 in
  2001 and 2000, respectively)                                                        5,384           4,678
Commission and expense allowance ceded (included in miscellaneous income)
  (related party $11,478 and $13,621
  in 2001 and 2000, respectively)                                                    11,478          13,808

At December 31:
Reinsurance recoverable (related party $1,628 and $1,592 in
  2001 and 2000, respectively)                                                        1,628           1,863
Reserves ceded (related party $3,121 and $2,828 in
  2001 and 2000, respectively)                                                        3,647           3,351
Premiums due to related party (included in other liabilities)
  (related party $2,539 and $2,278 in 2001 and 2000, respectively)                    2,998           2,726
------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

Effective May 31, 1996 under an assumption reinsurance agreement, the Company assumed certain assets and liabilities relating to annuities previously underwritten by the National American Life Insurance Company (NALICO), which had been in rehabilitation. Goodwill of $123 and $405 was amortized through operations during 2001 and 2000, respectively. At December 31, 2001, the balance of goodwill treated as an admitted asset under NAIC SAP was $2,068 and is included in other assets. At December 31, 2000, the balance of goodwill treated as a non-admitted asset was $2,191.

                                    F-II 19

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

9.  Life and Annuity Reserves and Deposit-type Funds

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard universal or variable life policies are included in the policy reserve. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2001, the Company did not have any insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Virginia.

10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:
                                                                 2001
                                                      --------------------------
                                                           Amount    % of Total
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  At book value less current surrender charge
    of 5% or more                                  $       136,731       27.6%
  At book value without adjustment
  (minimal or no charge)                                   291,252       58.9%
--------------------------------------------------------------------------------
                                                           427,983       86.5%
Not subject to discretionary withdrawal                     66,835       13.5%
--------------------------------------------------------------------------------
Total gross and net                                $       494,818        100%
================================================================================

                                                                 2000

                                                       -------------------------
                                                           Amount    % of Total
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  At book value less current surrender charge
    of 5% or more                                  $      127,650        25.4%
  At book value without adjustment
  (minimal or no charge)                                  311,709        62.1%
--------------------------------------------------------------------------------
                                                          439,359        87.5%
Not subject to discretionary withdrawal                    62,719        12.5%
--------------------------------------------------------------------------------
Total gross and net                                $      502,078         100%
================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                     F-II 20

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

10.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)
                                                                                          2001              2000
------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 8, Annuities Section, Total (net)                                          $      331,266   $      338,465
Exhibit 8, Supplementary Contracts with Life Contingencies Section,
 Total (net)                                                                               12,334           12,099
Exhibit of Deposit-Type Contracts, Line 14, Column 1                                       50,581           47,091
------------------------------------------------------------------------------------------------------------------
                                                                                          394,181          397,655
Separate Accounts Annual Statement:
Exhibit 6, Line 0299999, Column 2                                                         100,637          104,423
------------------------------------------------------------------------------------------------------------------
Total                                                                              $      494,818   $      502,078
==================================================================================================================

11. Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                   2001                     2000
-----------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                   $        43,339         $     61,585
-----------------------------------------------------------------------------------------------------------------
At December 31:
    Reserves by valuation basis
    Market value                                                           $       163,606         $    161,140
=================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At book value without market value adjustment and with current
     surrender charge of 5% or more                                        $       103,002         $     80,480
    At book value without market value adjustment and with current
     surrender charge <5%                                                           60,604               80,660
-----------------------------------------------------------------------------------------------------------------
Total                                                                      $       163,606         $    161,140
=================================================================================================================

Transfers as reported in the summary of operations of the Separate Accounts Annual Statement:
    Transfers to separate accounts                                         $        43,339         $     61,585
    Transfers from separate accounts                                               (19,508)             (17,235)
-----------------------------------------------------------------------------------------------------------------
Net transfers                                                              $        23,831         $     44,350
=================================================================================================================

Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the summary of operations of the Separate Accounts
Annual Statement:

    Transfers to separate accounts                                         $        43,339         $     61,585
    Transfers from separate accounts                                               (19,508)             (17,235)
---------------------------------------------------------------------- ----------------------- ------------------
    Net transfers to (from) separate accounts                                       23,831               44,350
---------------------------------------------------------------------- ----------------------- ------------------
Reconciling adjustments - mortality risk charge                                     (1,897)              (2,539)
---------------------------------------------------------------------- ----------------------- ------------------
Transfers as reported in the statutory statements of operations of
  the Company                                                              $        21,934         $     41,811
====================================================================== ======================= ==================

                                    F-II 21

                   ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

12.  Subsequent Event

Effective April 1, 2002, the Company changed its state of domicile from the Commonwealth of Virginia to the District of Columbia. Management believes this has no effect on the financial statements which are presented in accordance with NAIC SAP.


                                    F-II 22

APPENDIX A

      AUTOMATIC REBALANCING, MODEL ASSET ALLOCATION, DOLLAR COST AVERAGING
                          AND EARNINGS SWEEP PROGRAMS

         To assist the Owner in making a premium allocation decision among Sub-Accounts, ANLIC offers automatic transfer programs. These programs are designed to meet individual needs of the Owner and are not guaranteed to improve performance of the Policy.

         The Owner may elect the Automatic Rebalancing Program that will adjust values in the Sub-Accounts to align with a specific percentage of total value in the Variable Account. By placing a written allocation election form on file with ANLIC, the Owner may have amounts automatically transferred from the
Sub-Accounts on either a quarterly, semi-annual or annual basis. The Owner chooses the percentages to be used under the Automatic Rebalancing Program.

         Model Asset Allocation is offered through The Advisors Group, Inc ("TAG") in conjunction with the services of Ibbotson Associates who were among the first to develop the modern science of asset allocation. To assist the Owner, TAG representatives offer a service created by Ibbotson Associates to match the Owner's risk tolerance and investment objectives with a model Sub-Account percentage allocation formula. To use this service, the Owner first completes a questionnaire about risk tolerance and Policy performance objectives. The TAG representative uses the completed responses to match the Owner's needs to one of ten different model percentage allocation formulas designed by Ibbotson. The Owner may then elect to follow the recommended percentage allocation formula, or select a different formula.

         Ibbotson Associates provides a valuable service to an Owner who seeks to follow the science of asset allocation. Some research studies have shown that the asset allocation decision is the single largest determinant of Portfolio performance. Asset allocation combines the concepts of asset-liability management, mean-variance optimization, simulation and economic forecasting. Its objectives are to match asset classes and strategies to achieve better returns, to reduce volatility and to attain specific goals such as avoidance of interest rate or market risk.

         As an alternative, ANLIC also offers the Owner the option to elect the Dollar Cost Averaging Program. Dollar cost averaging is a long-term investment method that uses periodic premium allocations from the Money Market Sub-Account to other Sub-Accounts. Under the theory of dollar cost averaging, the Owner may pursue a strategy of regular and systematic purchases to take advantage of market value fluctuations. More Sub-Account accumulation units will be purchased when Sub-Account unit values are low and fewer units will be purchased when unit values are high. There is no guarantee that the Dollar Cost Averaging Program will protect against market loss or improve performance of the Policy.

         The Dollar Cost Averaging Program provides a valuable service to an Owner who is able to sustain a long term transfer schedule and who seeks to avoid the volatility often associated with equity investments.

         The Earnings Sweep Program allows an Owner to systematically reallocate interest earnings from the Fixed Account to one or more of the Subaccounts on a monthly, quarterly, semi-annual, or annual basis to meet your investment allocation percentages.


Allocator 2000 VUL                      A-1

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Acacia National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

ANLIC'S By-laws provide as follows:

In the event any action, suit or proceeding is brought against a present or former Director, elected officer, appointed officer or other employee because of any action taken by such person as a Director, officer or other employee of the Company or which he omitted to take as a Director, officer or employee of the Company, the Company shall reimburse or indemnify him for all loss reasonably incurred by him in connection with such action to the fullest extent permitted by ss.13.1-696 through ss.13.1-704 of the Code of Virginia, as is now or hereafter amended, except in relation to matters as to which such person shall have been finally adjudged to be liable by reason of having been guilty of gross negligence or willful misconduct in the performance of duties as such Director, officer or employee. In case any such suit, action or proceeding shall result in a settlement prior to final judgment and if, in the judgment of the Board of Directors, such person in taking the action or failing to take the action complained of was not grossly negligent or guilty of wilful misconduct in the performance of his duty, the Company shall reimburse or indemnify him for the amount of such settlement and for all expenses reasonably incurred in connection with such action and its settlement. This right of indemnification shall not be exclusive of any other rights to which such person may be entitled.

                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

PART II
CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of 84 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.

The Following Exhibits:
1. (A) The following exhibits correspond to those required by paragraph IX A of the instructions as to exhibits in Form N-8B-2.
      (1) Board Resolution Establishing Separate Account I - Incorporated by reference to the like numbered exhibit to the Pre-effective Amendment #3 filed on October 11, 1995 to the Form S-6 Registration #33-90208.
      (2)  Not applicable
      (3)  (a)    Underwriting  Agreement  between  The  Advisors  Group,   Inc.
                  and Acacia  National Life Insurance  Company - Incorporated by
                  reference  to the initial  Registration  Statement  for Acacia
                  National Variable Annuity  Separate  Account II  on  Form  N-4
                  (File No 333 -03963), August 26, 1996.
           (b)    Representative   Agent  Agreement,   Supplement  and  Schedule
                  proposed form of Selling  Agreement  Incorporated by reference to the  initial Registration  Statement  for  Acacia  National
                  Variable Annuity Separate Account II on Form N-4 (File No 333
                  -03963), Filed August 26, 1996.
           (c)    None
           (d)    Form of Selling  Agreement  between The Advisors  Group,  Inc.
                  ('TAG") and Broker Dealers - Incorporated  by reference to the like numbered to the initial Form S-6  Registration  Statement
                  #33-90208, filed March 10, 1995.
      (4)  Not Applicable
      (5)  (a)    Individual  Flexible Premium  Variable  Life  Insurance Policy
                  -  Incorporated  by reference to the like numbered  exhibit to the  Pre-Effective  Amendment  #3 filed on October 11, 1995 to the Form S-6 Registration Statement # 33-90208.
      (6)  (a)    Restated Articles of Incorporation of Acacia National Life
                  Insurance  Company -  Incorporated  by  reference  to the like numbered exhibit to the  Post-Effective  Amendment #3 filed on
                  May 1, 1997 to the Form S-6 Registration Statement # 33-90208.
           (b)    Bylaws   of  Acacia   National   Life   Insurance   Company  -
                  Incorporated by reference to the like numbered  exhibit to the
                  Post-Effective  Amendment  #3 filed on May 1, 1997 to the Form
                  S-6 Registration Statement # 33-90208.
      (7)  Not applicable
      (8)  (a)    Participation Agreement Alger American Fund
           (b)    Participation Agreement Calvert Variable Series, Inc.
           (d)    Participation Agreement Neuberger Berman Advisers Management
                  Trust

           (f)    Participation  Agreement  Van  Eck  Worldwide Hard Assets Fund
                  All incorporated  by  reference to the like  numbered  exhibit to the Pre-Effective  Amendment #3 filed on October 11, 1995 to the Form S-6 Registration Statement # 33-90208.
      (8)  (g)    Participation Agreement Oppenheimer Variable Account Funds
                  Incorporated  by  reference  to  the  like  numbered  exhibit to the Post-Effective  Amendment  #3  filed on May 1, 1997 to the Form S-6 Registration Statement # 33-90208.
      (8)  (h)    Participation Agreement - Deutsche Asset Management VIT Funds
           (i)    Participation Agreement - Franklin Templeton Variable
                  Insurance Products Trust Incorporated by reference to the like named exhibit to the Post-Effective Amendment #1 filed on
                  February 25, 2000 to the Form S-6 Registration Statement
                  # 333-81057.
      (8)  (j)    Participation Agreement - Variable Insurance Products Fund
           (k)    Participation Agreement - Variable Insurance Products Fund II
                  Incorporated by reference to the like named exhibit to the Pre-Effective Amendment #1 filed on April 19, 2000 to the Form
                  S-6 Registration Statement # 333-95593.
      (9)  Not Applicable
      (10) Application for Policy - Incorporated by reference to the like numbered exhibit to the Pre-effective Amendment #2 filed on July 19,1995 to the Form S-6 Registration Statement #33-90208.
2. (a)(b)  Opinion and Consent of Robert-John H. Sands.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.         Not applicable.
5.         Not applicable.
6.         Consent of Independent Auditors.
7.         Powers of Attorney.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Acacia National Variable Life Insurance Separate Account I, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 10 to Registration Statement No. 33-90208 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration
Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bethesda, County of Montgomery, State of Maryland on this 17th day of April, 2002.

                                         ACACIA NATIONAL VARIABLE LIFE INSURANCE
                                         SEPARATE ACCOUNT I, REGISTRANT
                                         ACACIA NATIONAL LIFE INSURANCE COMPANY,
                                                                       DEPOSITOR

                                         By: Charles T. Nason *
                                         ---------------------------------------
                                         Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2002.

 SIGNATURE                   TITLE
 ---------                   -----

 Charles T. Nason *          Chairman of the Board and Chief Executive Officer
                             and Director

 Haluk Ariturk *             President and Chief Operating Officer and Director

 Robert-John H. Sands *      Senior Vice President, General Counsel, Corporate
                             Secretary and Director

 JoAnn M. Martin *           Senior Vice President, Chief Financial Officer and
                             Director

 Reno J. Martini *           Director

 Richard W. Vautravers *     Senior Vice President and Corporate Actuary


* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

     By:  /s/ Donald R. Stading                  Date: April 17, 2002
          ---------------------                        --------------

                                  EXHIBIT INDEX

EXHIBIT

2.(a)(b)   Opinion and Consent of Robert-John H. Sands

6.         Consent of Deloitte & Touche LLP

7.         Powers of Attorney